Baird Short-Term Municipal Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Security
U.S. Treasury Bond,
0.250%, 11/15/2023		$15,000,000	$14,588,085
Total U.S. Treasury Security (Cost $14,594,404)			14,588,085	0.9%

Municipal Bonds
Alabama
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)		10,000,000	10,015,783
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		5,000,000	5,000,140
Birmingham Airport Authority,
5.000%, 07/01/2026 (Insured by BAM)		450,000	485,757
Black Belt Energy Gas District:
5.000%, 12/01/2023		750,000	754,834
5.250%, 12/01/2028		3,205,000	3,363,303
4.148%, 12/01/2048 (1 Month LIBOR USD + 0.900%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)		1,730,000	1,727,792
3.390%, 10/01/2052 (SIFMA Municipal Swap Index + 0.350%)(Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (2)		1,000,000	963,038
5.250%, 02/01/2053 (Callable 03/01/2029)(Mandatory Tender Date 06/01/2029) (1)		3,250,000	3,423,229
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)		13,000,000	13,747,513
Chatom Industrial Development Board,
3.250%, 08/01/2037		3,000,000	2,993,865
Chilton County Health Care Authority,
5.000%, 11/01/2024		825,000	852,246
City of Oxford AL,
4.000%, 09/01/2041 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		4,000,000	4,000,000
City of Phenix AL:
3.000%, 08/15/2023 (Insured by BAM)		100,000	100,039
2.000%, 04/01/2027		1,775,000	1,720,439
Columbia Industrial Development Board,
2.650%, 12/01/2037 (Optional Put Date 04/03/2023) (1)		3,225,000	3,225,000
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)		750,000	686,097
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)		270,000	270,789
Greenville Public Improvement Cooperative District,
5.000%, 03/01/2024 (Insured by BAM)		140,000	142,892
Lauderdale County Agriculture Center Authority:
5.000%, 07/01/2024		495,000	504,744
5.000%, 07/01/2025 (Callable 07/01/2024)		490,000	500,109
5.000%, 07/01/2026 (Pre-refunded to 07/01/2024)		545,000	559,955
5.000%, 07/01/2027 (Pre-refunded to 07/01/2024)		570,000	585,642
5.000%, 07/01/2028 (Pre-refunded to 07/01/2024)		600,000	616,465
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 05/01/2023)		375,000	375,023
Pickens County Water Authority:
3.000%, 01/01/2024 (Insured by BAM)		100,000	100,121
3.000%, 01/01/2025 (Insured by BAM)		160,000	160,806
Selma Industrial Development Board,
2.000%, 11/01/2033 (Mandatory Tender Date 10/01/2024) (1)		750,000	721,465
Southeast Alabama Gas Supply District,
4.148%, 04/01/2049 (1 Month LIBOR USD + 0.900%)(Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)		920,000	921,108
Southeast Energy Authority A Cooperative District:
5.500%, 01/01/2053 (Callable 09/01/2029)(Mandatory Tender Date 12/01/2029) (1)		1,250,000	1,336,164
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)		1,250,000	1,288,048
5.250%, 01/01/2054 (Callable 04/01/2029)(Mandatory Tender Date 07/01/2029) (1)		8,000,000	8,438,297
Tallassee Board of Education,
4.000%, 08/01/2027 (Insured by AGM)		360,000	377,993
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)		720,000	736,417
Total Alabama (Cost $71,604,082)			70,695,113	4.2%

Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)		6,155,000	6,172,282
4.000%, 12/01/2048 (Callable 06/01/2027)		1,615,000	1,625,464
Alaska Industrial Development & Export Authority,
5.000%, 10/01/2023		600,000	605,721
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)		5,615,000	5,926,412
University of Alaska:
5.000%, 10/01/2024		800,000	823,664
4.000%, 10/01/2025		330,000	337,497
4.000%, 10/01/2026 (Callable 10/01/2023)		1,400,000	1,406,821
5.000%, 10/01/2026		865,000	922,137
Total Alaska (Cost $18,424,829)			17,819,998	1.1%

Arizona
Arizona Industrial Development Authority:
4.000%, 08/01/2023 (3)		265,000	264,267
5.000%, 05/01/2025		405,000	346,523
5.000%, 07/01/2027 (Callable 07/01/2026)		230,000	240,498
5.000%, 07/01/2028 (Callable 07/01/2026)		170,000	177,841
4.625%, 08/01/2028 (3)		375,000	365,227
5.000%, 07/01/2029 (Callable 07/01/2026)		260,000	271,677
5.000%, 07/01/2030 (Callable 07/01/2026)		380,000	396,013
5.000%, 07/01/2031 (Callable 07/01/2026)		195,000	202,906
3.625%, 05/20/2033		3,992,542	3,730,302
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 05/01/2023) (3)		2,117,162	2,117,162
Chandler Industrial Development Authority,
5.000%, 06/01/2049 (Mandatory Tender Date 06/03/2024) (1)		1,000,000	1,011,989
Glendale Industrial Development Authority:
4.000%, 05/15/2025 (Callable 05/15/2024)		340,000	331,982
4.000%, 05/15/2026 (Callable 05/15/2024)		320,000	308,720
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2023		265,000	265,018
Maricopa County AZ,
5.000%, 04/01/2025 (Pre-refunded to 04/01/2024)		295,000	299,219
Maricopa County Industrial Development Authority,
4.000%, 07/01/2024 (Insured by SD CRED PROG)		135,000	136,129
Maricopa County Unified School District No. 4,
5.000%, 07/01/2025		1,000,000	1,055,333
Maricopa County Unified School District No. 89,
5.000%, 07/01/2027 (Callable 07/01/2024)		450,000	462,293
Salt Verde Financial Corp.,
5.250%, 12/01/2026		2,500,000	2,614,252
University of Arizona,
5.000%, 06/01/2032 (Callable 06/01/2026)		1,020,000	1,090,261
Total Arizona (Cost $16,040,144)			15,687,612	0.9%

Arkansas
Arkansas Development Finance Authority:
4.000%, 07/01/2023		110,000	109,954
4.000%, 07/01/2024		100,000	99,859
4.000%, 07/01/2025		140,000	139,825
4.000%, 07/01/2026		190,000	190,365
4.000%, 07/01/2027		225,000	225,803
4.000%, 07/01/2028		230,000	229,652
4.180%, 09/01/2044 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		4,318,000	4,318,000
Batesville Public Facilities Board:
5.000%, 06/01/2024		1,000,000	1,015,102
5.000%, 06/01/2025		1,385,000	1,426,019
5.000%, 06/01/2026		850,000	889,625
Benton Washington Regional Public Water Authority,
5.000%, 10/01/2025 (Insured by BAM)		465,000	492,031
City of Bentonville AR,
1.050%, 11/01/2046 (Callable 11/01/2028)		1,930,000	1,884,492
City of Brookland AR,
1.500%, 09/01/2046 (Callable 09/01/2026)		865,000	817,352
City of Conway AR,
4.000%, 12/01/2023 (Callable 05/01/2023)		35,000	35,032
City of Elkins AR:
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)		430,000	386,682
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)		635,000	594,425
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 05/01/2023)		135,000	134,898
3.050%, 01/01/2047 (Callable 01/01/2027)		345,000	334,107
City of Forrest City AR,
1.550%, 11/01/2044 (Callable 11/01/2029)		860,000	756,250
City of Hot Springs AR,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)		255,000	257,618
City of Lonoke AR,
5.000%, 06/01/2023		160,000	160,548
City of Mountain View AR,
1.375%, 11/01/2050 (Callable 11/01/2027)(Insured by BAM)		475,000	459,336
City of North Little Rock AR:
5.000%, 11/01/2024		305,000	315,168
5.000%, 11/01/2025		510,000	539,988
5.000%, 11/01/2026		535,000	581,230
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)		345,000	328,085
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)		360,000	359,506
Conway Health Facilities Board:
5.000%, 08/01/2023		735,000	739,237
5.000%, 08/01/2024		410,000	419,669
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)		795,000	761,654
Dumas Arkansas School District No. 6,
1.500%, 02/01/2024 (Callable 05/01/2023)(Insured by ST AID)		245,000	242,074
Jacksonville North Pulaski County School District,
4.000%, 06/01/2029 (Callable 06/01/2027)(Insured by ST AID)		1,240,000	1,304,963
National Park College District,
3.000%, 05/01/2023		65,000	65,001
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 05/01/2023)(Insured by BAM)		375,000	375,401
Van Buren School District No. 42,
2.000%, 04/01/2024 (Insured by ST AID)		130,000	128,496
Total Arkansas (Cost $21,605,059)			21,117,447	1.3%

California
Anaheim City School District,
0.000%, 08/01/2028 (Insured by AGM)		580,000	500,916
Anaheim Public Financing Authority:
5.000%, 09/01/2025		2,610,000	2,729,123
5.000%, 09/01/2026		990,000	1,055,749
Bay Area Toll Authority:
3.940%, 04/01/2045 (SIFMA Municipal Swap Index + 0.900%) (2)		1,565,000	1,565,426
5.070%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)		3,500,000	3,514,251
Burbank Unified School District,
0.000%, 08/01/2024 (Insured by NATL)		6,550,000	6,290,293
California Community Choice Financing Authority:
5.000%, 10/01/2024		300,000	303,053
5.000%, 10/01/2025		710,000	721,182
5.000%, 10/01/2026		625,000	636,539
5.000%, 10/01/2027		700,000	714,309
5.000%, 10/01/2028		475,000	484,614
5.000%, 10/01/2029		650,000	662,775
California Community College Financing Authority,
4.250%, 07/01/2032 (3)		500,000	467,554
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)		390,000	390,160
California Infrastructure & Economic Development Bank:
4.670%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)		5,550,000	5,366,758
1.750%, 08/01/2055 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)		1,265,000	1,185,030
California Municipal Finance Authority:
5.000%, 08/01/2023		670,000	672,335
4.000%, 10/01/2031 (Callable 10/01/2026)		2,280,000	2,315,190
4.000%, 10/01/2032 (Callable 10/01/2026)		1,500,000	1,521,721
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 05/15/2023) (3)		3,445,000	3,268,755
2.375%, 11/15/2028 (Callable 05/15/2023) (3)		4,250,000	3,997,763
3.125%, 05/15/2029 (Callable 11/15/2023) (3)		1,000,000	921,629
California State Public Works Board,
5.000%, 11/01/2038 (Callable 11/01/2023)		2,500,000	2,530,093
California Statewide Communities Development Authority:
3.000%, 07/01/2026 (Callable 05/01/2023)(Insured by CA MTG)		625,000	625,284
5.000%, 08/01/2026 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		3,300,000	3,295,170
5.000%, 09/01/2026 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024)(Insured by HUD) (1)(3)		1,000,000	1,000,000
Campbell Union School District,
5.800%, 08/01/2035 (Callable 08/01/2026) (5)		775,000	853,944
Corona-Norco Unified School District,
5.250%, 08/01/2024 (5)		30,000	31,050
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)		1,750,000	1,762,251
Fresno Unified School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)		100,000	56,434
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)		645,000	339,598
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)		400,000	196,637
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)		150,000	68,783
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)		650,000	225,208
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)		805,000	259,888
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)		1,000,000	300,126
0.000%, 08/01/2044 (Callable 08/01/2023)		1,140,000	271,948
Indio Finance Authority,
3.550%, 09/02/2029 (Callable 03/02/2024) (3)		5,380,000	5,385,914
La Mirada Redevelopment Agency Successor Agency,
0.000%, 08/15/2027 (Insured by NATL)		500,000	438,525
Newman-Crows Landing Unified School District,
0.000%, 08/01/2025		1,000,000	925,463
Ontario Public Financing Authority:
5.000%, 11/01/2024 (Insured by AGM)		100,000	103,647
5.000%, 11/01/2025 (Insured by AGM)		250,000	265,921
5.000%, 11/01/2027 (Insured by AGM)		175,000	195,317
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)		200,000	141,197
0.000%, 08/01/2037 (Callable 08/01/2023)		400,000	168,686
0.000%, 08/01/2039 (Callable 08/01/2023)		420,000	155,307
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)		60,000	54,303
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)		35,000	30,071
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)		585,000	302,097
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by AGM)		495,000	285,262
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by AGM)		700,000	375,407
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by AGM)		735,000	339,787
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)		900,000	922,251
0.000%, 07/01/2026 (Insured by AGM)		300,000	272,281
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)		270,000	254,543
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)		300,000	46,444
Tulare Union High School District,
0.000%, 08/01/2026 (Insured by NATL)		2,245,000	2,030,106
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)		5,000,000	4,814,927
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)		275,000	131,602
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)		135,000	60,352
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)		300,000	308,889
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)		1,000,000	302,040
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)		5,735,000	5,548,292
2.000%, 06/01/2025 (Callable 06/01/2023)		3,300,000	3,191,900
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)		315,000	136,997
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)		620,000	234,796
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)		2,660,000	472,200
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)		580,000	69,886
Total California (Cost $80,798,476)			79,065,949	4.7%

Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)		300,000	310,063
5.000%, 12/01/2025 (Insured by BAM)		315,000	332,462
City & County of Denver CO:
5.250%, 11/15/2026		2,000,000	2,158,108
5.500%, 11/15/2026 (Callable 11/15/2023)		1,500,000	1,518,113
5.000%, 12/01/2026		5,000,000	5,303,576
5.250%, 11/15/2027		1,500,000	1,643,679
Colorado Bridge Enterprise,
4.000%, 06/30/2025		570,000	577,937
Colorado Educational & Cultural Facilities Authority:
4.000%, 04/01/2023		35,000	35,000
5.000%, 10/01/2023 (ETM)		1,360,000	1,374,834
5.250%, 03/01/2025 (Insured by NATL)		1,590,000	1,646,491
4.000%, 07/01/2025		140,000	142,775
4.000%, 12/15/2025 (3)		545,000	547,114
5.000%, 06/15/2027 (Callable 06/15/2026)		635,000	672,076
Colorado Health Facilities Authority:
2.125%, 05/15/2028 (Callable 05/15/2023)		1,750,000	1,587,428
5.000%, 08/01/2028		1,235,000	1,352,461
3.500%, 05/15/2030 (Callable 05/15/2023)		3,500,000	3,084,732
5.000%, 12/01/2030 (Callable 06/01/2025)		1,030,000	1,045,457
5.000%, 11/15/2036 (Pre-refunded to 11/15/2023) (1)		55,000	55,797
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)		140,000	141,643
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)		1,750,000	1,932,056
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)		195,000	205,314
3.590%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)		3,000,000	2,968,796
5.000%, 05/15/2062 (Callable 08/15/2027)(Mandatory Tender Date 08/15/2028) (1)		7,515,000	8,360,554
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)		645,000	646,729
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)		625,000	632,822
3.250%, 05/01/2052 (Callable 11/01/2030)(Insured by GNMA)		4,505,000	4,437,183
Denver Convention Center Hotel Authority,
5.000%, 12/01/2024		1,170,000	1,192,847
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)		255,000	255,963
E-470 Public Highway Authority,
3.613%, 09/01/2039 (SOFR + 0.350%)(Callable 06/01/2024)(Mandatory Tender Date 09/01/2024) (2)		7,525,000	7,494,515
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)		2,600,000	2,546,354
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)		150,000	151,171
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)		850,000	663,309
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)		30,000	30,409
Vauxmont Metropolitan District:
5.000%, 12/15/2026 (Callable 12/15/2024)(Insured by AGM)		135,000	144,226
5.000%, 12/15/2027 (Callable 12/15/2024)(Insured by AGM)		160,000	170,934
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)		200,000	205,548
Total Colorado (Cost $56,215,022)			55,568,476	3.3%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2024 (Insured by BAM)		475,000	483,799
5.000%, 08/01/2024		175,000	179,978
5.000%, 08/01/2025		200,000	210,092
5.000%, 02/15/2027		2,480,000	2,692,021
5.000%, 08/01/2027		300,000	328,681
City of West Haven CT:
4.000%, 09/15/2025		505,000	518,904
4.000%, 09/15/2026		505,000	524,597
4.000%, 09/15/2027		245,000	256,388
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)		15,000	15,008
4.000%, 11/15/2045 (Callable 11/15/2027)		115,000	115,594
4.000%, 05/15/2049 (Callable 11/15/2028)		1,050,000	1,062,169
3.500%, 11/15/2051 (Callable 05/15/2031)		3,420,000	3,396,838
Connecticut State Health & Educational Facilities Authority:
5.000%, 07/01/2023		855,000	858,126
5.000%, 07/01/2024		965,000	981,401
5.000%, 07/01/2028 (Callable 07/01/2024)		685,000	702,378
2.800%, 07/01/2057 (Mandatory Tender Date 02/03/2026) (1)		3,425,000	3,408,110
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2023 (ETM)		400,000	405,920
5.000%, 11/15/2023 (ETM)		850,000	862,580
5.000%, 11/15/2024 (ETM)		450,000	467,678
5.000%, 11/15/2024 (ETM)		225,000	233,839
East Hartford Housing Authority,
4.250%, 02/01/2027 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)		1,000,000	1,009,535
State of Connecticut:
4.920%, 03/01/2024 (SIFMA Municipal Swap Index + 0.950%) (2)		270,000	269,928
4.000%, 06/15/2025		1,000,000	1,033,182
5.000%, 09/15/2026		1,000,000	1,088,100
5.000%, 10/01/2026		1,040,000	1,132,838
5.000%, 06/15/2027		500,000	552,915
5.000%, 10/01/2027 (Callable 10/01/2023)		1,005,000	1,016,397
Town of Stratford CT:
5.000%, 05/15/2026 (Insured by BAM)		265,000	283,977
5.000%, 05/15/2028 (Insured by BAM)		400,000	445,632
University of Connecticut,
5.000%, 05/01/2025		2,000,000	2,101,975
Total Connecticut (Cost $27,077,013)			26,638,580	1.6%

Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)		230,000	238,169
5.000%, 10/01/2025 (Insured by BAM)		140,000	148,591
Delaware State Economic Development Authority,
5.000%, 10/01/2029 (Callable 05/01/2023)		1,000,000	1,001,456
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)(Insured by GNMA)		96,354	90,832
Total Delaware (Cost $1,485,037)			1,479,048	0.1%

District of Columbia
District of Columbia:
5.000%, 07/01/2025		500,000	512,245
3.000%, 06/01/2030		1,205,000	1,100,344
District of Columbia Housing Finance Agency:
3.500%, 06/15/2023		50,000	50,023
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by FNMA) (1)		1,800,000	1,733,720
1.750%, 09/01/2025 (Mandatory Tender Date 09/01/2023)(Insured by FHA) (1)		2,260,000	2,245,564
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)		12,100,000	11,928,645
Metropolitan Washington Airports Authority,
5.000%, 10/01/2029 (Callable 10/01/2024)		3,250,000	3,312,854
Total District of Columbia (Cost $21,447,124)			20,883,395	1.2%

Florida
Broward County Housing Finance Authority,
3.500%, 04/01/2041 (Callable 10/01/2025)(Mandatory Tender Date 04/01/2026)(Insured by HUD) (1)		1,000,000	1,005,078
Capital Trust Agency, Inc.,
4.000%, 12/15/2024		145,000	144,953
City of Jacksonville FL:
5.000%, 11/01/2028 (Callable 11/01/2027)		445,000	477,297
5.000%, 10/01/2029 (Callable 10/01/2026)		1,175,000	1,270,856
3.040%, 08/01/2036 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		3,000,000	3,000,000
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)		640,000	682,882
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)		100,000	98,570
City of Tallahassee FL:
5.000%, 12/01/2024		200,000	205,235
5.000%, 12/01/2025		500,000	521,839
5.000%, 12/01/2026 (Callable 12/01/2025)		955,000	997,791
5.000%, 12/01/2027 (Callable 12/01/2025)		400,000	417,575
County of Broward FL,
4.000%, 10/01/2042 (Callable 05/01/2023)		300,000	299,990
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)(Insured by NATL)		200,000	197,322
4.500%, 03/01/2033 (Callable 05/01/2023)		200,000	200,252
Florida Department of Environmental Protection,
5.000%, 07/01/2025		525,000	553,343
Florida Development Finance Corp.:
4.000%, 06/15/2024		860,000	861,377
2.625%, 12/15/2024 (3)		375,000	366,447
5.000%, 04/01/2025		200,000	206,983
5.000%, 06/15/2025		220,000	222,983
5.250%, 02/01/2026 (Pre-refunded to 08/01/2023)		100,000	100,846
5.000%, 06/15/2026		840,000	858,431
5.000%, 06/15/2026		270,000	275,924
2.375%, 06/01/2027 (Callable 06/01/2023) (3)		830,000	741,572
5.000%, 06/15/2027		390,000	401,303
5.000%, 06/15/2027		285,000	293,260
5.000%, 06/15/2028 (Callable 06/15/2027)		355,000	365,505
5.250%, 06/15/2029 (Callable 06/15/2027) (3)		1,200,000	1,191,148
3.000%, 07/01/2031 (3)		1,225,000	1,094,879
Florida Higher Educational Facilities Financial Authority:
5.000%, 04/01/2028 (Callable 04/01/2026)		485,000	510,799
5.000%, 11/01/2032 (Callable 11/01/2026)		965,000	1,027,644
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)		40,000	40,049
Florida Municipal Loan Council:
0.000%, 04/01/2023 (Insured by NATL)		265,000	265,000
5.000%, 12/01/2023 (Insured by AGM)		160,000	162,295
Greater Orlando Aviation Authority,
5.000%, 10/01/2027		4,000,000	4,314,239
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)		250,000	244,235
Hillsborough County Industrial Development Authority,
3.500%, 10/01/2028 (Pre-refunded to 10/01/2023)		405,000	406,412
Hollywood Beach Community Development District I,
5.000%, 10/01/2027		545,000	585,450
Hollywood Community Redevelopment Agency,
5.000%, 03/01/2024		820,000	835,234
Jacksonville Electric Authority:
5.000%, 10/01/2023		150,000	151,710
5.000%, 10/01/2023		210,000	212,394
Lee County School Board,
5.000%, 08/01/2023		190,000	191,493
Miami-Dade County Educational Facilities Authority,
5.000%, 04/01/2023		150,000	150,000
Orange County Health Facilities Authority:
4.000%, 08/01/2024		25,000	25,033
5.000%, 08/01/2028 (Callable 08/01/2024)		2,000,000	2,025,437
Orange County Housing Finance Authority:
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)		65,000	65,063
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)		150,000	151,996
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)		355,000	339,936
Pinellas County Housing Authority,
1.000%, 11/01/2027 (Insured by FNMA)		2,595,000	2,435,143
Pinellas County Industrial Development Authority,
5.000%, 07/01/2029		450,000	460,267
Sarasota County Public Hospital District,
5.250%, 07/01/2024 (Insured by NATL)		130,000	132,263
School Board of Miami-Dade County,
5.000%, 05/01/2031 (Pre-refunded to 05/01/2024) (1)		1,455,000	1,487,067
Seminole County Industrial Development Authority:
4.000%, 06/15/2024 (3)		130,000	128,678
4.000%, 06/15/2025 (3)		100,000	98,203
4.000%, 06/15/2026 (3)		155,000	150,624
4.000%, 06/15/2027 (3)		240,000	230,752
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 05/01/2023)		105,000	105,185
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)		1,150,000	1,155,775
State of Florida,
5.000%, 07/01/2025		1,500,000	1,585,021
Sumter County Industrial Development Authority,
5.000%, 07/01/2026 (Callable 07/01/2024)		2,550,000	2,600,790
UCF Convocation Corp.:
5.000%, 10/01/2028 (Callable 10/01/2025)		655,000	687,894
5.000%, 10/01/2030 (Callable 10/01/2025)		935,000	978,283
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)		485,000	489,977
Volusia County Educational Facility Authority:
5.000%, 10/15/2029 (Callable 04/15/2025)		1,035,000	1,073,263
5.000%, 10/15/2033 (Callable 04/15/2025)		550,000	569,025
Total Florida (Cost $44,361,510)			43,126,270	2.6%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024		140,000	143,617
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)		170,000	169,689
1.500%, 01/01/2040 (Mandatory Tender Date 02/03/2025) (1)		6,695,000	6,378,077
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)		2,180,000	2,122,582
City of Atlanta GA:
5.000%, 01/01/2024 (Callable 05/01/2023)		515,000	516,010
4.000%, 07/01/2026 (Callable 07/01/2023)		100,000	100,287
Cobb-Marietta Coliseum & Exhibit Hall Authority,
5.500%, 10/01/2026 (Insured by NATL)		620,000	655,243
Development Authority for Fulton County,
5.000%, 10/01/2027		1,015,000	1,108,082
Development Authority of Bulloch County:
5.000%, 07/01/2025		315,000	330,739
5.000%, 07/01/2026		330,000	354,619
Development Authority of Monroe County,
2.250%, 07/01/2025 (Callable 06/13/2024)		1,390,000	1,338,976
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)		540,000	604,854
George L Smith II Congress Center Authority,
3.625%, 01/01/2031 (3)		5,120,000	4,467,162
Macon-Bibb County Housing Authority,
4.500%, 10/01/2024 (Callable 04/21/2023)(Mandatory Tender Date 05/01/2023)(Insured by HUD) (1)		2,350,000	2,350,260
Main Street Natural Gas, Inc.:
5.000%, 05/15/2026		610,000	623,713
5.000%, 09/01/2026 (Callable 06/01/2026)		500,000	514,366
5.500%, 09/15/2028		1,000,000	1,078,870
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)		8,330,000	8,283,266
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)		3,700,000	3,698,736
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)		14,750,000	14,067,181
5.000%, 07/01/2053 (Callable 12/01/2029)(Mandatory Tender Date 03/01/2030) (1)		10,000,000	10,584,366
Pelham School District:
5.000%, 09/01/2023 (Insured by ST AID)		290,000	292,584
5.000%, 09/01/2024 (Insured by ST AID)		210,000	216,518
Total Georgia (Cost $63,689,748)			59,999,797	3.6%

Hawaii
State of Hawaii,
5.250%, 08/01/2024 (Callable 08/01/2023)		2,000,000	2,012,051
Total Hawaii (Cost $2,010,857)			2,012,051	0.1%

Idaho
Boise-Kuna Irrigation District,
5.000%, 06/01/2025 (Callable 12/01/2024)		555,000	574,895
Total Idaho (Cost $585,636)			574,895	0.0%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)		275,000	285,280
Channahon Park District,
4.000%, 12/15/2026 (Insured by BAM)		380,000	394,612
Chicago Board of Education:
5.000%, 12/01/2023 (Insured by AGM)		500,000	506,352
5.250%, 12/01/2023 (Insured by AGC)		345,000	349,941
Chicago Midway International Airport,
5.000%, 01/01/2028 (Callable 01/01/2026)		1,750,000	1,822,248
Chicago Park District:
5.000%, 01/01/2024		155,000	157,272
City of Chicago IL:
5.000%, 01/01/2024 (Callable 05/01/2023)		705,000	705,935
5.000%, 11/01/2025		2,000,000	2,093,163
5.000%, 11/01/2026 (Callable 11/01/2024)		1,410,000	1,444,502
0.000%, 01/01/2027 (Insured by NATL)		5,510,000	4,872,710
5.000%, 01/01/2027 (Callable 01/01/2025)		1,085,000	1,122,402
5.000%, 11/01/2028 (Callable 11/01/2024)		900,000	923,717
5.000%, 11/01/2028 (Callable 11/01/2026)		1,000,000	1,054,162
5.000%, 11/01/2029 (Callable 11/01/2026)		1,550,000	1,635,580
City of Country Club Hills IL,
3.000%, 01/01/2028 (Insured by BAM)		185,000	186,528
City of Evanston IL,
3.000%, 12/01/2028		5,885,000	6,044,131
City of Galesburg IL:
5.000%, 10/01/2025		125,000	129,418
5.000%, 10/01/2026		145,000	152,317
5.000%, 10/01/2027		175,000	186,030
5.000%, 10/01/2028		175,000	187,931
City of Princeton IL,
4.000%, 01/01/2025 (Insured by AGM)		120,000	122,319
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)		110,000	111,594
City of Springfield IL:
5.000%, 12/01/2023		155,000	157,071
5.000%, 12/01/2031 (Callable 12/01/2025)		325,000	342,333
Community Unit School District No. 427,
0.000%, 01/01/2026 (Insured by AGM)		1,000,000	912,302
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)		1,320,000	1,400,142
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)		114,000	114,785
Cook County School District No. 99:
4.000%, 12/01/2024		760,000	775,465
4.000%, 12/01/2026 (Insured by BAM)		1,150,000	1,206,786
4.000%, 12/01/2027 (Insured by BAM)		1,195,000	1,269,468
Cook County Township High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)		165,000	151,055
County of Cook IL:
5.000%, 11/15/2028 (Callable 11/15/2026)		3,000,000	3,224,426
5.000%, 11/15/2032 (Callable 11/15/2027)		1,000,000	1,087,813
DeKalb County Community Unit School District No. 424,
0.000%, 01/01/2024 (ETM)(Insured by AMBAC)		855,000	837,668
Exceptional Children Have Opportunities,
5.000%, 12/01/2026		255,000	273,122
Hampshire Special Service Area No. 13,
3.000%, 03/01/2026 (Insured by BAM)		90,000	89,618
Hoffman Estates Park District,
5.000%, 12/01/2025		1,630,000	1,697,154
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)		2,885,000	2,691,564
Illinois Finance Authority:
5.000%, 05/15/2023		120,000	120,281
5.000%, 08/01/2023		1,455,000	1,460,545
5.000%, 05/15/2024		350,000	357,924
5.000%, 11/01/2024		385,000	391,812
4.300%, 08/01/2028 (3)		1,215,000	1,208,653
5.000%, 09/01/2029 (Callable 09/01/2026)		1,575,000	1,664,567
5.000%, 10/01/2030 (Callable 10/01/2026)		500,000	534,613
4.000%, 12/01/2032 (Callable 06/01/2026)		1,000,000	1,013,264
4.609%, 11/01/2034 (SOFR + 1.200%)(Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (2)		1,970,000	1,965,967
5.000%, 05/15/2050 (Callable 05/15/2026)(Mandatory Tender Date 11/15/2026) (1)		4,160,000	4,397,781
Illinois Housing Development Authority:
2.600%, 10/01/2025 (Insured by GNMA)		475,000	468,246
2.450%, 06/01/2043 (Callable 05/01/2023)(Insured by GNMA)		185,094	154,108
4.500%, 10/01/2048 (Callable 04/01/2028)(Insured by GNMA)		410,000	416,571
2.830%, 05/15/2050 (SIFMA Municipal Swap Index + 1.000%)(Callable 11/15/2024)(Mandatory Tender Date 05/15/2025) (2)		1,250,000	1,249,726
6.250%, 10/01/2052 (Callable 04/01/2032)(Insured by GNMA)		5,000,000	5,583,893
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)(Insured by AGM)		40,000	40,684
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 05/01/2023)(Insured by AGM)		5,000	5,006
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)		445,000	448,504
Kankakee, Will, Grundy, Etc. Counties Community College District No. 520,
3.500%, 12/01/2026		2,885,000	2,925,252
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)		215,000	219,523
Lake County Elementary School District No. 6,
0.000%, 12/01/2024 (Insured by AMBAC)		70,000	65,592
Lake County School District No. 38,
0.000%, 02/01/2025 (Insured by AMBAC)		210,000	196,818
Macon County School District No. 61,
4.000%, 12/01/2027 (Insured by AGM)		850,000	896,463
McHenry & Kane Counties Community Consolidated School District No. 158,
0.000%, 01/01/2024 (Insured by AGC)		5,200,000	5,085,661
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)		160,000	163,224
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)		80,000	80,772
0.000%, 06/15/2024 (Insured by NATL)		35,000	33,549
0.000%, 12/15/2025 (Insured by NATL)		65,000	59,204
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2027 (Callable 12/01/2026)		535,000	578,622
Northern Illinois University:
5.000%, 04/01/2027 (Insured by BAM)		550,000	588,504
5.000%, 04/01/2028 (Insured by BAM)		650,000	705,029
5.000%, 10/01/2029 (Insured by BAM)		480,000	528,635
5.000%, 10/01/2030 (Insured by BAM)		325,000	359,796
Park Ridge Park District,
2.500%, 12/01/2028		2,960,000	2,937,173
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)		345,000	351,872
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)		210,000	215,610
Regional Transportation Authority,
5.750%, 06/01/2023 (Insured by AGM)		40,000	40,171
Sales Tax Securitization Corp.,
5.000%, 01/01/2024		200,000	203,183
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)		400,000	403,071
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)		435,000	438,085
South Sangamon Water Commission,
4.000%, 01/01/2027 (Insured by AGM)		400,000	414,299
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)		195,000	199,601
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)		455,000	464,268
St. Clair County School District No. 119,
5.000%, 04/01/2023 (Insured by AGM)		300,000	300,000
State of Illinois:
5.000%, 06/15/2023		270,000	270,889
5.000%, 06/15/2023		670,000	672,206
5.000%, 10/01/2023		2,785,000	2,811,476
5.000%, 10/01/2025		4,350,000	4,559,217
5.000%, 06/15/2026		6,560,000	6,889,343
6.000%, 06/15/2026 (Insured by BAM)		200,000	219,391
Town of Cicero IL,
4.000%, 01/01/2026 (Insured by BAM)		590,000	602,180
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)		120,000	121,039
Upper Illinois River Valley Development Authority,
5.000%, 12/01/2023		400,000	403,801
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)		500,000	522,519
Village of Crestwood IL,
4.500%, 12/15/2025 (Callable 05/01/2023)(Insured by BAM)		60,000	60,082
Village of Kenilworth IL:
4.000%, 12/01/2026		405,000	426,307
4.000%, 12/01/2027		220,000	234,826
Village of Lansing IL,
5.000%, 03/01/2024 (Insured by BAM)		230,000	233,547
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 05/01/2023)(Insured by BAM)		25,000	25,041
Village of Orland Hills IL,
4.000%, 12/01/2023 (Insured by BAM)		130,000	130,735
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 05/01/2023)		125,000	125,153
Village of River Grove IL,
4.000%, 12/15/2028 (Insured by BAM)		430,000	456,823
Village of Romeoville IL:
5.000%, 10/01/2025 (Callable 04/01/2025)		1,100,000	1,120,512
5.000%, 10/01/2030 (Callable 04/01/2025)		1,000,000	1,016,450
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)		1,260,000	1,281,533
Village of Stone Park IL:
4.000%, 02/01/2024 (Insured by BAM)		135,000	136,165
4.000%, 02/01/2025 (Insured by BAM)		140,000	142,854
4.000%, 02/01/2026 (Insured by BAM)		220,000	227,768
4.750%, 02/01/2028 (Callable 05/01/2023)(Insured by BAM)		50,000	50,082
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 05/01/2023)		225,000	225,094
Washington County Community Unit School Dist No. 10,
4.000%, 12/15/2024 (Insured by AGM)		250,000	255,110
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)		510,000	499,479
0.000%, 01/01/2024 (Insured by AGM)		1,275,000	1,243,149
Total Illinois (Cost $107,595,477)			105,617,809	6.3%

Indiana
Cass County Indiana Building Corp.,
5.000%, 01/15/2028 (Insured by ST AID)		400,000	438,591
City of Elkhart IN,
3.000%, 10/01/2028 (Insured by BAM)		345,000	347,098
City of Hobart IN,
3.000%, 07/01/2025 (Insured by ST AID)		395,000	392,466
City of Kendallville IN,
3.500%, 11/01/2024 (Mandatory Tender Date 11/01/2023)(Insured by HUD) (1)		1,935,000	1,934,086
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)		100,000	104,370
City of Muncie IN,
4.000%, 01/15/2024 (Insured by AGM)		170,000	171,191
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)		375,000	376,185
Fishers Redevelopment Authority,
4.000%, 07/15/2023		275,000	275,923
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)		525,000	544,918
Indiana Finance Authority:
5.000%, 09/15/2023		75,000	75,499
5.000%, 09/01/2024		390,000	395,453
5.000%, 09/15/2024		815,000	833,568
5.000%, 09/15/2024		155,000	158,289
5.000%, 09/01/2025		445,000	454,595
5.000%, 09/15/2025		325,000	334,616
3.000%, 10/01/2025 (Callable 10/01/2023)		95,000	91,007
5.000%, 10/01/2025		675,000	696,901
5.000%, 07/01/2026		730,000	764,509
5.000%, 09/01/2026		1,520,000	1,567,088
5.000%, 09/15/2026 (Callable 09/15/2024)		700,000	716,218
3.000%, 10/01/2026 (Callable 10/01/2023)		95,000	89,475
5.000%, 10/01/2028		260,000	277,072
Indiana Housing & Community Development Authority:
5.000%, 11/01/2025 (Mandatory Tender Date 11/01/2024) (1)		1,300,000	1,327,198
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)		880,000	875,063
Indianapolis Board of School Commissioners:
5.000%, 07/15/2024 (Insured by ST AID)		500,000	514,362
5.000%, 07/15/2025 (Insured by ST AID)		750,000	788,555
5.000%, 01/15/2026 (Insured by ST AID)		1,000,000	1,064,231
Indianapolis Local Public Improvement Bond Bank,
5.000%, 02/01/2030 (Callable 12/29/2023)		1,025,000	1,039,765
Marion High School Building Corp.,
4.000%, 01/15/2025 (Insured by ST AID)		200,000	203,964
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)		180,000	181,123
Mishawaka School City Multi-School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)		410,000	414,454
Munster School Building Corp.:
4.000%, 07/15/2023 (Insured by ST AID)		160,000	160,523
5.000%, 01/15/2024 (Insured by ST AID)		225,000	228,786
Plainfield Redevelopment Authority:
4.000%, 08/01/2027 (Insured by ST AID)		665,000	681,683
4.000%, 08/01/2034 (Callable 08/01/2023)(Insured by ST AID)		470,000	470,530
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)		195,000	196,667
Town of Rossville IN,
3.500%, 07/01/2023		60,000	60,048
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)		225,000	224,920
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)		200,000	203,116
Total Indiana (Cost $19,992,998)			19,674,106	1.2%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by AGM)		110,000	110,042
City of Coralville IA:
4.000%, 06/01/2024		300,000	299,778
4.000%, 06/01/2025 (Callable 06/01/2024)		455,000	454,981
City of New Hampton IA,
3.000%, 06/01/2023 (Insured by BAM)		135,000	135,052
Iowa Finance Authority:
5.000%, 02/15/2031 (Callable 02/15/2024)		2,225,000	2,254,704
7.500%, 01/01/2032 (Callable 01/01/2030) (3)		2,250,000	2,148,609
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)		80,000	79,576
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)		500,000	501,700
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)		775,000	784,392
3.000%, 07/01/2051 (Callable 01/01/2031)(Insured by GNMA)		970,000	944,377
6.000%, 07/01/2052 (Callable 07/01/2032)(Insured by GNMA)		3,250,000	3,590,037
Iowa Higher Education Loan Authority:
3.000%, 04/01/2024		500,000	499,806
3.000%, 04/01/2025		775,000	773,665
3.000%, 04/01/2026		800,000	798,848
3.000%, 04/01/2027		820,000	818,341
3.000%, 04/01/2028		845,000	839,414
Lake Panorama Improvement Zone:
3.000%, 06/01/2023		405,000	404,904
3.000%, 06/01/2024		420,000	419,505
3.000%, 06/01/2025		430,000	429,055
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)		1,900,000	1,938,060
Total Iowa (Cost $18,605,651)			18,224,846	1.1%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)		525,000	525,081
City of Manhattan KS,
4.000%, 06/01/2027 (Callable 06/01/2025)		1,350,000	1,352,398
Public Building Commission of Johnson County,
5.000%, 09/01/2023		50,000	50,466
Total Kansas (Cost $1,891,674)			1,927,945	0.1%

Kentucky
Calloway County Public Library District,
2.500%, 06/01/2029		790,000	791,265
City of Henderson KY,
3.500%, 11/01/2028		2,865,000	2,932,402
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)		2,570,000	2,561,863
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)		750,000	682,526
County of Kenton KY:
5.000%, 04/01/2024		375,000	383,386
5.000%, 04/01/2026		725,000	778,320
Frankfort Independent School District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)		615,000	603,742
Kentucky Association of Counties,
4.000%, 02/01/2026		10,000	10,320
Kentucky Bond Development Corp.:
5.000%, 03/01/2026		150,000	158,424
5.000%, 03/01/2027		345,000	371,386
5.000%, 03/01/2028		190,000	207,717
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2024 (Insured by NATL)		1,145,000	1,088,233
0.000%, 12/01/2024 (ETM)(Insured by AGC)		200,000	191,265
5.000%, 07/01/2025		1,500,000	1,526,945
0.000%, 10/01/2025 (Insured by NATL)		335,000	308,112
5.000%, 06/01/2026		240,000	251,702
0.000%, 10/01/2026 (Insured by NATL)		100,000	89,098
5.000%, 07/01/2028 (Callable 07/01/2025)		1,000,000	1,020,016
Kentucky Housing Corp.,
5.850%, 04/01/2048 (1)		1,176,944	1,176,944
Kentucky Public Energy Authority:
4.368%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)		4,410,000	4,416,148
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)		7,925,000	7,904,340
Kentucky State Property & Building Commission,
5.000%, 10/01/2032 (Callable 10/01/2027)(Insured by AGM)		250,000	272,783
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2027 (Callable 10/01/2023)		500,000	504,523
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023		345,000	344,994
Murray State University,
5.000%, 09/01/2023 (Insured by ST AID)		435,000	439,179
Northern Kentucky University,
3.500%, 09/01/2028 (Insured by ST AID)		3,305,000	3,400,411
Perry County School District Finance Corp.,
2.000%, 12/01/2029 (Insured by ST AID)		2,580,000	2,501,446
Rural Water Financing Agency,
3.100%, 11/01/2024 (Callable 05/01/2023)		1,000,000	991,654
University of Louisville,
5.000%, 09/01/2026 (Insured by BAM)		845,000	902,251
Total Kentucky (Cost $37,743,818)			36,811,395	2.2%

Louisiana
Calcasieu Parish Fire Protection District No. 1,
4.000%, 03/01/2024 (Insured by BAM)		155,000	156,612
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)		175,000	176,175
5.000%, 03/01/2024 (Insured by BAM)		435,000	443,160
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)		1,615,000	1,747,048
3.125%, 10/01/2030 (3)		2,215,000	2,067,366
East Ouachita Parish School District,
2.500%, 03/01/2024		200,000	199,655
Ernest N. Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2024		1,925,000	1,969,273
Louisiana Housing Corp.,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		5,000,000	4,998,383
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)		185,000	186,269
3.020%, 04/01/2031 (Callable 04/01/2025) (3)		5,428,000	5,440,148
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)		75,000	75,935
Louisiana Public Facilities Authority:
5.000%, 10/01/2023		705,000	712,033
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)		2,015,000	2,145,855
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2027		635,000	630,046
New Orleans Aviation Board:
5.000%, 10/01/2025 (Insured by AGM)		200,000	211,279
5.000%, 01/01/2027 (Callable 01/01/2025)		4,000,000	4,104,941
Plaquemines Port Harbor & Terminal District,
4.000%, 03/15/2025 (Mandatory Tender Date 03/15/2024) (1)		3,050,000	3,060,661
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)(Insured by BAM)		210,000	210,648
St. Tammany Parish Wide School District No. 12:
5.000%, 03/01/2025		500,000	522,803
5.000%, 03/01/2026		415,000	445,018
5.000%, 03/01/2027		605,000	663,938
State of Louisiana,
5.000%, 06/15/2034 (Pre-refunded to 06/15/2024)		85,000	87,394
Total Louisiana (Cost $30,715,196)			30,254,640	1.8%

Maine
Maine State Housing Authority:
2.700%, 11/15/2029 (Callable 11/15/2025)		190,000	183,727
3.500%, 11/15/2045 (Callable 05/15/2025)		725,000	723,254
4.000%, 11/15/2045 (Callable 11/15/2025)		90,000	90,100
4.000%, 11/15/2046 (Callable 05/15/2026)		770,000	771,254
3.500%, 11/15/2047 (Callable 11/15/2026)		555,000	552,287
4.000%, 11/15/2049 (Callable 05/15/2028)		935,000	938,567
4.000%, 11/15/2050 (Callable 05/15/2029)		1,420,000	1,430,311
5.000%, 11/15/2052 (Callable 11/15/2031)		3,765,000	3,977,123
Total Maine (Cost $8,855,579)			8,666,623	0.5%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)(Insured by FGIC)		60,000	60,720
5.000%, 10/15/2025		1,465,000	1,558,721
County of Howard MD,
5.000%, 08/15/2026		4,805,000	5,230,799
Maryland Community Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)		6,000,000	5,917,937
4.050%, 10/01/2024		2,000,000	2,009,252
4.600%, 12/01/2024		7,545,000	7,577,935
3.850%, 03/01/2025		4,000,000	3,975,937
3.750%, 03/01/2050 (Callable 03/01/2029)		2,610,000	2,614,675
5.000%, 09/01/2052 (Callable 03/01/2031)(Insured by GNMA)		3,000,000	3,166,014
Maryland Health & Higher Educational Facilities Authority:
5.000%, 07/01/2024		3,375,000	3,439,785
5.000%, 01/01/2026		495,000	513,752
5.000%, 01/01/2027		430,000	452,381
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)		1,995,000	2,102,412
5.000%, 07/01/2045 (Callable 01/01/2027)(Mandatory Tender Date 07/01/2027) (1)		3,200,000	3,428,042
Maryland Stadium Authority,
5.000%, 06/01/2027		1,515,000	1,659,384
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)		250,000	250,639
State of Maryland,
5.000%, 03/15/2029 (Callable 03/15/2028)		3,225,000	3,638,852
Total Maryland (Cost $47,809,704)			47,597,237	2.8%

Massachusetts
Massachusetts Development Finance Agency:
5.000%, 07/01/2025		775,000	784,238
4.570%, 07/01/2049 (SIFMA Municipal Swap Index + 0.600%)(Callable 04/03/2023)(Mandatory Tender Date 01/29/2026) (2)(3)		3,300,000	3,258,803
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)		90,000	90,095
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)		520,000	521,693
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)		310,000	310,972
4.000%, 06/01/2049 (Callable 12/01/2028)		640,000	643,450
Total Massachusetts (Cost $5,707,066)			5,609,251	0.3%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)		630,000	640,898
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2023 (Insured by BAM)		620,000	620,539
4.000%, 05/01/2024 (Insured by BAM)		320,000	323,963
City of Allen Park MI:
4.000%, 05/01/2023 (Insured by BAM)		115,000	115,089
4.000%, 09/01/2023 (Insured by BAM)		300,000	301,404
City of Kalamazoo MI,
5.000%, 10/01/2023		50,000	50,550
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)		240,000	243,123
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 05/01/2023)(Insured by AGM)		90,000	90,120
Fruitport Community Schools,
4.000%, 05/01/2023 (Insured by Q-SBLF)		135,000	135,129
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 05/01/2023)(Insured by AGM)		215,000	215,293
Michigan Finance Authority:
5.000%, 09/01/2023		185,000	186,611
5.000%, 09/01/2024		200,000	204,867
4.000%, 10/01/2024		1,350,000	1,351,971
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)		1,620,000	1,659,852
5.000%, 09/01/2025		200,000	206,960
4.000%, 05/01/2026		60,000	62,312
5.000%, 09/01/2026		200,000	210,426
5.500%, 12/01/2026 (Callable 06/01/2025)		635,000	675,784
5.000%, 09/01/2027		280,000	298,973
4.500%, 10/01/2029 (Callable 10/01/2024)		3,000,000	3,022,118
5.000%, 07/01/2033 (Callable 07/01/2024)(Insured by AGM)		2,000,000	2,048,214
5.000%, 11/15/2044 (Callable 05/16/2026)(Mandatory Tender Date 11/16/2026) (1)		3,735,000	3,961,753
Michigan State Housing Development Authority:
3.500%, 06/01/2024 (Mandatory Tender Date 12/01/2023)(Insured by HUD) (1)		3,440,000	3,433,674
4.000%, 06/01/2046 (Callable 12/01/2024)		455,000	455,538
3.500%, 06/01/2047 (Callable 06/01/2026)		2,120,000	2,108,172
3.500%, 12/01/2050 (Callable 06/01/2029)		1,650,000	1,641,378
3.000%, 06/01/2052 (Callable 12/01/2030)		950,000	929,037
5.500%, 06/01/2053 (Callable 12/01/2031)		3,000,000	3,245,628
Novi Community School District,
4.000%, 05/01/2025		1,000,000	1,024,578
South Lake Schools,
4.000%, 11/01/2023 (Insured by Q-SBLF)		500,000	503,446
Southeastern Oakland County Resource Recovery Authority,
4.000%, 07/01/2024		580,000	583,794
Tri-County Area School District,
4.000%, 05/01/2023 (Insured by AGM)		705,000	705,592
Total Michigan (Cost $31,527,947)			31,256,786	1.9%

Minnesota
Chaska Independent School District No. 112,
2.500%, 02/01/2029		2,110,000	2,036,392
City of St. Paul MN,
5.000%, 11/01/2028 (Callable 11/01/2024)		1,035,000	1,070,478
County of Chippewa MN,
4.000%, 03/01/2024		1,340,000	1,346,744
Duluth Economic Development Authority,
5.000%, 06/15/2026		350,000	362,870
Duluth Independent School District No. 709,
0.000%, 02/01/2029 (Callable 02/01/2028)(Insured by SD CRED PROG)		1,850,000	1,525,743
Fergus Falls Independent School District No. 544,
2.500%, 02/01/2024		105,000	104,319
Golden Valley Housing & Redevelopment Authority,
4.000%, 02/01/2030 (Callable 02/01/2024)		1,070,000	1,082,618
Housing & Redevelopment Authority of the City of St. Paul MN:
5.000%, 11/15/2025		465,000	487,886
5.000%, 12/01/2025		285,000	289,087
2.000%, 09/01/2026 (Callable 09/01/2024)		325,000	296,598
5.000%, 12/01/2027		1,065,000	1,086,194
Minnesota Higher Education Facilities Authority:
3.000%, 12/01/2023		150,000	149,049
5.000%, 03/01/2024		165,000	167,145
4.000%, 12/01/2024		100,000	100,058
5.000%, 03/01/2027 (Callable 03/01/2026)		250,000	260,384
Minnesota Housing Finance Agency:
4.000%, 01/01/2038 (Callable 01/01/2024)		280,000	280,428
2.625%, 01/01/2040 (Callable 07/01/2029)(Insured by GNMA)		4,530,000	3,912,353
4.520%, 07/01/2041 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/01/2023)(Mandatory Tender Date 12/12/2023)(Insured by GNMA) (2)		310,000	309,922
2.800%, 01/01/2044 (Callable 07/01/2029)(Insured by GNMA)		1,200,000	1,018,665
4.400%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 04/21/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)		3,905,000	3,903,122
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)		1,645,000	1,636,980
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)		90,000	90,184
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)		205,000	205,639
3.000%, 07/01/2052 (Callable 07/01/2031)(Insured by GNMA)		4,825,000	4,706,732
Moorhead Independent School District No. 152:
4.000%, 02/01/2024		245,000	247,214
4.000%, 02/01/2025		255,000	260,198
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 05/01/2023)		230,000	230,391
Zumbro Education District:
4.000%, 02/01/2025		330,000	332,275
4.000%, 02/01/2027		395,000	401,030
Total Minnesota (Cost $29,815,729)			27,900,698	1.7%

Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by AGM)		200,000	200,230
City of Oxford MS,
3.000%, 09/01/2024		170,000	164,174
City of Ridgeland MS:
3.000%, 10/01/2023		1,335,000	1,329,621
3.000%, 10/01/2024		1,505,000	1,500,254
City of Yazoo MS:
3.000%, 03/01/2025 (Insured by AGM)		125,000	125,711
3.000%, 03/01/2026 (Insured by AGM)		130,000	131,470
County of Warren MS,
2.900%, 09/01/2032 (Mandatory Tender Date 09/01/2023) (1)		800,000	798,456
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)		2,460,000	2,460,882
Mississippi Development Bank:
5.000%, 10/01/2023 (3)		400,000	402,255
5.000%, 11/01/2023		190,000	191,950
5.000%, 03/01/2024 (Insured by AGM)		50,000	50,992
5.000%, 10/01/2024 (3)		460,000	467,943
5.000%, 11/01/2024		335,000	344,340
5.000%, 11/01/2025 (Insured by BAM)		240,000	253,130
5.000%, 07/01/2028		170,000	188,097
Mississippi Home Corp.:
5.000%, 06/01/2028 (Insured by GNMA)		1,250,000	1,393,775
4.000%, 12/01/2048 (Callable 06/01/2028)(Insured by GNMA)		320,000	321,440
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)		700,000	695,931
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)		1,065,000	1,135,727
Natchez-Adams School District,
5.000%, 02/01/2027		380,000	408,275
Total Mississippi (Cost $12,804,223)			12,564,653	0.8%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)		500,000	468,544
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)		415,000	416,922
Hanley Road Corridor Transportation Development District:
1.625%, 10/01/2033 (Callable 04/01/2023)		345,000	345,000
2.000%, 10/01/2039 (Callable 10/01/2029)		1,160,000	1,129,372
Health & Educational Facilities Authority of the State of Missouri:
3.000%, 08/01/2023		140,000	139,079
5.000%, 09/01/2023		285,000	286,668
5.000%, 09/01/2024		295,000	299,327
4.000%, 08/01/2025		150,000	146,481
5.000%, 08/01/2025 (Callable 08/01/2024)		350,000	349,368
5.000%, 02/01/2029 (Callable 02/01/2024)		4,775,000	4,781,165
5.000%, 02/01/2029 (Callable 02/01/2026)		215,000	215,940
5.000%, 02/01/2029 (Callable 02/01/2026)		1,195,000	1,200,224
5.000%, 02/01/2030 (Callable 02/01/2026)		440,000	440,773
Missouri Housing Development Commission:
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)		45,000	43,890
3.250%, 11/01/2052 (Callable 11/01/2030)(Insured by GNMA)		3,895,000	3,837,488
4.750%, 11/01/2052 (Callable 05/01/2032)(Insured by GNMA)		4,275,000	4,471,024
Missouri Joint Municipal Electric Utility Commission,
5.000%, 12/01/2027 (Callable 06/01/2025)		1,715,000	1,787,565
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)		105,000	112,620
5.000%, 10/01/2027 (Insured by AGM)		100,000	109,259
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)		70,000	69,662
Northwest Missouri State University:
5.000%, 06/01/2024 (Insured by BAM)		500,000	511,901
5.000%, 06/01/2025 (Insured by BAM)		570,000	593,632
5.000%, 06/01/2026 (Insured by BAM)		500,000	530,079
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024		125,000	122,633
St. Louis Land Clearance for Redevelopment Authority,
4.250%, 06/01/2026		3,460,000	3,490,100
State of Missouri Health & Educational Facilities Authority,
5.000%, 06/01/2036 (Callable 04/21/2023)(Mandatory Tender Date 06/01/2023) (1)		195,000	195,209
Total Missouri (Cost $26,469,900)			26,093,925	1.6%

Montana
City of Forsyth MT,
3.900%, 03/01/2031 (Callable 05/01/2023) (1)		11,000,000	11,001,253
City of Red Lodge MT,
2.000%, 07/01/2023 (Insured by BAM)		270,000	269,315
Montana Board of Housing:
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024) (1)		4,000,000	4,000,112
4.750%, 12/01/2025 (Mandatory Tender Date 12/01/2024) (1)		7,000,000	7,143,896
4.000%, 12/01/2043 (Callable 12/01/2027)		615,000	616,694
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)		645,000	646,694
6.000%, 06/01/2053 (Callable 06/01/2032)		2,140,000	2,364,782
Montana Facility Finance Authority:
4.000%, 07/01/2025		155,000	156,362
5.000%, 07/01/2025 (Insured by MT BRD)		110,000	115,668
4.000%, 07/01/2026		330,000	334,447
Total Montana (Cost $26,597,701)			26,649,223	1.6%

Nebraska
City of Gretna NE,
4.000%, 12/15/2025 (Callable 12/15/2024)		1,000,000	1,018,651
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2030 (Callable 05/15/2024)		1,500,000	1,516,149
Nebraska Investment Finance Authority,
3.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)		4,760,000	4,630,769
Papio-Missouri River Natural Resources District,
3.000%, 12/01/2029 (Callable 10/12/2026)		330,000	332,301
Total Nebraska (Cost $7,652,564)			7,497,870	0.4%

Nevada
City of Yerington NV,
1.625%, 11/01/2023 (Callable 05/01/2023)(Insured by USDA)		7,000,000	6,924,915
Clark County School District,
5.000%, 06/15/2023		585,000	587,651
County of Clark NV,
5.000%, 07/01/2025		490,000	516,344
Las Vegas Redevelopment Agency,
3.000%, 06/15/2032 (Callable 06/15/2026)		790,000	739,245
Nevada Housing Division:
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)		1,005,000	1,010,755
3.000%, 04/01/2051 (Callable 10/01/2030)(Insured by GNMA)		1,300,000	1,271,713
Total Nevada (Cost $11,325,643)			11,050,623	0.7%

New Hampshire
Hollis School District,
2.769%, 06/28/2027 (Callable 04/21/2023) (3)		1,495,447	1,402,915
New Hampshire Business Finance Authority,
4.000%, 01/01/2028 (Callable 01/01/2026)		575,000	554,482
Total New Hampshire (Cost $2,118,771)			1,957,397	0.1%

New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2023 (3)		2,171,000	2,172,602
3.400%, 08/15/2024 (3)		793,000	789,852
City of Atlantic City NJ,
5.000%, 03/01/2024 (Insured by BAM)		300,000	305,601
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)		200,000	200,637
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)		435,000	439,813
New Jersey Economic Development Authority:
5.000%, 06/15/2024		390,000	399,051
0.000%, 07/01/2024 (ETM)(Insured by NATL)		455,000	439,539
5.250%, 07/01/2025 (Insured by NATL)		380,000	398,245
5.220%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)		20,000	19,976
5.000%, 03/01/2026 (Callable 04/21/2023)		1,310,000	1,311,251
5.000%, 06/15/2026 (Callable 06/15/2024)		400,000	410,481
3.810%, 03/01/2028 (SIFMA Municipal Swap Index + 1.600%)(Callable 04/21/2023)(Insured by ST AID) (2)		1,000,000	997,877
3.125%, 07/01/2029 (Callable 07/01/2027)		935,000	903,703
New Jersey Health Care Facilities Financing Authority,
5.000%, 07/01/2043 (Callable 04/01/2024)(Mandatory Tender Date 07/01/2024) (1)		2,250,000	2,310,073
New Jersey Housing & Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		1,000,000	992,504
4.500%, 10/01/2048 (Callable 10/01/2027)		530,000	539,683
4.750%, 10/01/2050 (Callable 04/01/2028)		1,185,000	1,211,969
5.000%, 10/01/2053 (Callable 04/01/2031)		3,425,000	3,627,474
New Jersey Transportation Trust Fund Authority:
5.000%, 12/15/2023		275,000	278,697
5.250%, 12/15/2023		360,000	365,456
5.000%, 06/15/2024		860,000	882,007
0.000%, 12/15/2026 (Insured by AMBAC)		110,000	98,339
5.000%, 12/15/2026		1,390,000	1,493,396
0.000%, 12/15/2027 (Insured by NATL)		130,000	112,360
0.000%, 12/15/2029 (Insured by AGM)		3,190,000	2,585,735
Newark Housing Authority,
5.000%, 12/01/2028 (Callable 12/01/2026)(Insured by AGM)		1,500,000	1,622,227
North Hudson Sewerage Authority,
0.000%, 08/01/2025 (ETM)(Insured by NATL)		25,000	23,433
Passaic Valley Sewerage Commission,
3.000%, 12/01/2029 (Callable 12/01/2028)(Insured by AGM)		2,000,000	2,007,139
Salem County Improvement Authority,
4.000%, 08/15/2026 (Insured by AGM)		475,000	486,145
Township of Little Falls NJ,
0.050%, 08/01/2025		650,000	591,606
Washington Township Municipal Utilities Authority,
0.000%, 12/15/2023 (Insured by NATL)		25,000	24,456
Total New Jersey (Cost $28,329,187)			28,041,327	1.7%

New Mexico
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)		50,000	49,693
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)		240,000	239,964
4.250%, 07/01/2049 (Callable 01/01/2028)(Insured by GNMA)		60,000	60,673
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)		1,530,000	1,531,583
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)		1,825,000	1,846,943
3.000%, 01/01/2052 (Callable 07/01/2030)(Insured by GNMA)		3,885,000	3,799,780
Total New Mexico (Cost $7,739,240)			7,528,636	0.5%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)		1,000,000	1,042,750
Albany County Capital Resource Corp.,
2.600%, 07/01/2025		640,000	613,468
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025)(Insured by FHA) (1)		8,250,000	8,340,388
City of Amsterdam NY,
3.750%, 06/22/2023		2,204,474	2,204,398
City of New York NY,
5.000%, 06/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 12/01/2025) (1)		4,000,000	4,170,955
City of Poughkeepsie NY:
4.000%, 04/15/2024		280,000	281,699
4.000%, 04/15/2026		450,000	461,178
County of Suffolk NY,
5.000%, 05/01/2023		2,845,000	2,849,907
Genesee Valley Central School District:
5.000%, 06/15/2027 (Insured by AGM)		1,390,000	1,533,588
5.000%, 06/15/2028 (Insured by AGM)		1,460,000	1,647,310
Geneva Development Corp.:
5.000%, 09/01/2023 (ETM)		30,000	30,290
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)		50,000	50,482
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025 (Callable 07/01/2023)		815,000	819,240
Huntington Local Development Corp.:
3.000%, 07/01/2025		300,000	289,935
4.000%, 07/01/2027		5,050,000	4,805,028
Long Island Power Authority,
4.143%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 05/01/2023)(Mandatory Tender Date 10/01/2023) (2)		5,610,000	5,612,613
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)		225,000	224,133
3.000%, 02/15/2048 (Callable 05/15/2024)		8,000,000	7,818,457
3.500%, 02/15/2048 (Callable 05/15/2024)		5,100,000	4,993,410
2.750%, 05/01/2050 (Callable 04/17/2023)(Mandatory Tender Date 12/29/2023) (1)		300,000	298,693
2.100%, 11/01/2058 (Callable 04/21/2023)(Mandatory Tender Date 07/03/2023) (1)		205,000	204,322
0.700%, 11/01/2060 (Callable 05/01/2023)(Mandatory Tender Date 05/01/2025)(Insured by FHA) (1)		2,590,000	2,433,036
0.600%, 05/01/2061 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025)(Insured by FHA) (1)		1,520,000	1,415,279
3.400%, 11/01/2062 (Callable 05/01/2025)(Mandatory Tender Date 12/22/2026)(Insured by FHA) (1)		4,000,000	4,017,209
New York City Municipal Water Finance Authority,
3.200%, 06/15/2033 (Optional Put Date 04/03/2023) (1)		5,000,000	5,000,000
New York Convention Center Development Corp.,
5.000%, 11/15/2027 (Callable 11/15/2025)		400,000	419,954
New York State Dormitory Authority:
5.000%, 02/15/2028 (Callable 02/15/2024)		1,180,000	1,204,106
5.000%, 07/01/2028 (Callable 07/01/2025)		505,000	525,030
5.000%, 05/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 05/01/2024) (1)		2,000,000	2,022,470
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 04/21/2023)(Insured by SONYMA)		2,500,000	2,402,152
1.600%, 11/01/2024 (Callable 04/21/2023)		10,045,000	9,766,962
0.750%, 05/01/2025 (Callable 04/21/2023)(Insured by SONYMA)		4,820,000	4,502,501
0.750%, 11/01/2025 (Callable 04/21/2023)(Insured by SONYMA)		7,525,000	7,012,089
0.650%, 11/01/2056 (Callable 07/01/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)		4,300,000	3,967,423
New York Transportation Development Corp.,
5.000%, 12/01/2027		900,000	980,563
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)(Insured by AGM)		715,000	725,024
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/17/2023)		25,000	24,918
4.000%, 10/01/2046 (Callable 04/01/2025)		110,000	110,142
Town of Oyster Bay NY,
4.000%, 02/15/2026 (Insured by BAM)		95,000	99,263
Triborough Bridge & Tunnel Authority,
3.609%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)		2,765,000	2,743,692
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)		210,000	213,218
Westchester County Local Development Corp.:
2.875%, 07/01/2026 (3)		1,000,000	949,780
3.200%, 07/01/2028 (3)		5,855,000	5,462,081
Total New York (Cost $105,906,882)			104,289,136	6.2%

North Carolina
Inlivian:
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)		8,332,000	8,267,078
5.000%, 06/01/2043 (Callable 12/01/2025)(Mandatory Tender Date 06/01/2026)(Insured by HUD) (1)		5,348,000	5,577,556
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)		215,000	215,922
4.000%, 07/01/2050 (Callable 07/01/2029)		2,600,000	2,620,901
6.000%, 07/01/2053 (Callable 07/01/2031)(Insured by GNMA)		4,200,000	4,652,580
North Carolina Medical Care Commission,
4.000%, 10/01/2027		1,020,000	1,009,669
Raleigh Housing Authority,
5.000%, 10/01/2026 (Mandatory Tender Date 10/01/2025) (1)		4,000,000	4,133,638
Total North Carolina (Cost $26,604,145)			26,477,344	1.6%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 05/01/2023)		2,500,000	2,401,322
City of Horace ND:
0.650%, 08/01/2023 (Callable 04/21/2023)		1,250,000	1,248,129
4.000%, 01/01/2025 (Callable 01/01/2024)		2,000,000	2,009,471
3.000%, 05/01/2025		250,000	243,268
3.000%, 05/01/2025		205,000	199,480
3.000%, 05/01/2026		345,000	333,849
3.000%, 05/01/2026		100,000	96,768
3.000%, 05/01/2027 (Callable 05/01/2026)		265,000	253,932
3.000%, 05/01/2028 (Callable 05/01/2027)		305,000	289,215
5.000%, 05/01/2031		3,465,000	3,710,264
City of Mandan ND,
2.750%, 09/01/2041 (Callable 04/01/2023)		30,000	30,000
City of Mayville ND,
3.750%, 08/01/2025 (Callable 08/01/2023)		4,000,000	3,944,442
City of Watford City ND,
3.000%, 12/01/2023 (Insured by AGM)		1,825,000	1,819,081
County of McKenzie ND,
5.000%, 08/01/2023		2,300,000	2,310,636
County of Ward ND,
4.000%, 04/01/2024 (Callable 05/01/2023)(Insured by AGM)		400,000	400,312
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/17/2023)		285,000	285,020
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)		330,000	331,599
4.000%, 01/01/2051 (Callable 07/01/2029)		2,010,000	2,026,353
3.000%, 07/01/2052 (Callable 01/01/2031)		2,815,000	2,741,749
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 04/17/2023)		300,000	294,112
4.625%, 03/01/2026 (Callable 04/17/2023)		2,620,000	2,543,921
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)		1,015,000	1,017,852
Total North Dakota (Cost $29,167,190)			28,530,775	1.7%

Ohio
Akron Bath Copley Joint Township Hospital District:
5.000%, 11/15/2026		120,000	127,448
5.000%, 11/15/2028		1,240,000	1,346,668
American Municipal Power, Inc.,
5.250%, 11/29/2023 (Insured by ST AID)		1,105,000	1,115,719
City of Cleveland OH,
5.000%, 10/01/2031 (Callable 04/01/2028)		1,070,000	1,192,871
City of Gahanna OH,
5.000%, 11/02/2023		5,000,000	5,040,567
City of Huron OH,
3.125%, 12/01/2024		225,000	223,846
City of Lorain OH:
3.000%, 12/01/2023 (Insured by BAM)		185,000	185,380
3.000%, 12/01/2024 (Insured by BAM)		130,000	130,750
3.000%, 12/01/2025 (Insured by BAM)		135,000	136,135
3.000%, 12/01/2026 (Insured by BAM)		135,000	136,465
City of Middleburg Heights OH:
4.000%, 08/01/2025		165,000	168,588
5.000%, 08/01/2026		270,000	286,948
5.000%, 08/01/2027		280,000	301,541
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)		250,000	248,075
City of Waterville OH,
1.000%, 12/01/2026		1,670,000	1,572,509
City of Whitehall OH,
4.750%, 11/30/2023 (Insured by ST AID)		5,545,000	5,571,107
Cleveland-Cuyahoga County Port Authority,
5.000%, 08/01/2026 (Callable 08/01/2024)		550,000	565,241
Columbus-Franklin County Finance Authority,
4.000%, 05/15/2035 (Callable 11/15/2032)		1,625,000	1,606,059
County of Allen OH,
5.000%, 10/01/2049 (Callable 02/03/2027)(Mandatory Tender Date 08/03/2027) (1)		800,000	853,100
County of Montgomery OH:
5.000%, 11/15/2024		1,460,000	1,487,223
5.000%, 11/15/2025		2,500,000	2,595,586
5.000%, 11/15/2027		2,015,000	2,152,406
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)		1,140,000	1,154,018
Cuyahoga Metropolitan Housing Authority:
4.000%, 12/01/2023		310,000	311,936
4.000%, 12/01/2024		335,000	340,309
4.000%, 12/01/2025		335,000	343,752
4.750%, 12/01/2027 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)		2,550,000	2,632,136
Euclid City School District,
4.000%, 12/01/2023 (Insured by BAM)		130,000	130,981
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023		145,000	147,223
Northeast Ohio Medical University,
5.000%, 12/01/2025		125,000	130,201
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)(Insured by SD CRED PROG)		430,000	433,064
Ohio Air Quality Development Authority,
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)		4,745,000	4,781,348
Ohio Higher Educational Facility Commission:
5.000%, 11/01/2023		580,000	587,115
5.000%, 05/01/2024		705,000	719,634
5.000%, 05/01/2024		415,000	423,614
5.000%, 03/01/2025		585,000	593,134
5.000%, 05/01/2025		595,000	618,834
5.000%, 05/01/2025		455,000	473,226
5.000%, 05/01/2026 (Callable 05/01/2025)		750,000	782,524
Ohio Housing Finance Agency:
3.350%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		2,500,000	2,489,450
4.000%, 11/01/2025 (Mandatory Tender Date 11/01/2024) (1)		7,000,000	7,055,213
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)		50,000	50,123
4.500%, 03/01/2050 (Callable 09/01/2028)		2,025,000	2,063,195
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)		5,485,000	5,499,255
3.250%, 09/01/2052 (Callable 09/01/2031)(Insured by GNMA)		5,550,000	5,466,289
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024 (Insured by BHAC)		420,000	430,507
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023		7,705,000	7,700,112
3.125%, 11/15/2023		125,000	124,956
5.000%, 04/01/2026		175,000	185,376
5.000%, 04/01/2027		250,000	269,938
4.000%, 11/15/2028		770,000	797,242
State of Ohio:
5.000%, 04/01/2029 (Callable 05/01/2023)		25,000	25,000
5.000%, 05/01/2034 (Callable 05/01/2025)		575,000	602,412
3.250%, 01/15/2051 (Optional Put Date 04/03/2023) (1)		1,235,000	1,235,000
Toledo-Lucas County Port Authority,
2.000%, 11/15/2031		1,005,000	959,536
Troy City School District,
2.050%, 12/01/2023 (Callable 05/01/2023)		45,000	44,708
University of Akron,
5.000%, 01/01/2034 (Callable 07/01/2026)(Insured by BAM)		2,195,000	2,307,013
Village of Bluffton OH,
5.000%, 12/01/2025		1,500,000	1,564,350
Village of Cuyahoga Heights OH,
4.000%, 12/01/2023 (Insured by AGM)		95,000	95,593
Total Ohio (Cost $82,068,957)			80,612,549	4.8%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)		100,000	96,262
City of Midwest City OK,
3.000%, 06/01/2023		485,000	485,224
Garfield County Educational Facilities Authority,
5.000%, 09/01/2027 (Callable 09/01/2026)		3,780,000	4,034,840
Grady County School Finance Authority:
5.000%, 12/01/2024		565,000	581,542
5.000%, 12/01/2025		945,000	991,442
5.000%, 12/01/2026		1,015,000	1,084,948
Oklahoma County Finance Authority,
5.000%, 09/01/2024		350,000	359,883
Oklahoma County Independent School District No. 12,
0.050%, 03/01/2024		1,465,000	1,417,878
Oklahoma Development Finance Authority:
5.000%, 08/01/2023		485,000	486,297
2.600%, 03/01/2024		345,000	340,515
5.000%, 08/01/2024		585,000	590,898
Oklahoma Housing Finance Agency,
5.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)		1,880,000	1,984,976
Oklahoma Water Resources Board,
5.000%, 04/01/2023 (Insured by OK CERF)		750,000	750,000
Purcell Public Works Authority:
5.000%, 03/01/2024		250,000	254,509
5.000%, 03/01/2025		200,000	207,830
5.000%, 03/01/2026		435,000	462,554
5.000%, 03/01/2027		880,000	955,781
Sallisaw Municipal Authority:
4.000%, 06/01/2023		735,000	735,207
4.000%, 06/01/2024		655,000	656,797
4.000%, 06/01/2025		680,000	683,186
4.000%, 06/01/2026		710,000	716,509
4.000%, 06/01/2028 (Callable 06/01/2026)		765,000	771,251
Texas County Development Authority,
4.000%, 12/01/2023		675,000	678,863
Tulsa County Industrial Authority,
5.000%, 09/01/2024		400,000	412,134
Tulsa Industrial Authority,
5.000%, 10/01/2023		790,000	791,892
Total Oklahoma (Cost $20,902,130)			20,531,218	1.2%

Oregon
County of Crook OR,
0.000%, 06/01/2028 (5)		455,000	420,365
County of Yamhill OR:
4.000%, 10/01/2023		425,000	426,065
4.000%, 10/01/2024		425,000	428,566
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)		100,000	99,525
State of Oregon,
4.000%, 12/01/2048 (Callable 12/01/2026)		455,000	456,389
State of Oregon Housing & Community Services Department:
3.875%, 01/01/2033 (Callable 07/01/2024)		235,000	231,734
3.500%, 07/01/2036 (Callable 01/01/2025)		35,000	34,862
4.500%, 01/01/2049 (Callable 07/01/2027)		845,000	853,869
4.500%, 07/01/2049 (Callable 07/01/2027)		235,000	237,624
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 04/21/2023)		680,000	634,424
2.125%, 11/15/2027 (Callable 04/21/2023)		2,250,000	2,025,165
2.500%, 11/15/2028 (Callable 05/15/2023)		2,550,000	2,120,095
Total Oregon (Cost $8,253,887)			7,968,683	0.5%

Pennsylvania
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 05/01/2023)(Insured by BAM)		250,000	248,185
Blacklick Valley School District:
5.000%, 11/15/2023 (Insured by AGM)		190,000	192,719
5.000%, 11/15/2024 (Insured by AGM)		200,000	207,644
Borough of Lewistown PA:
4.000%, 09/01/2023 (Insured by AGM)		315,000	316,538
4.000%, 09/01/2024 (Insured by AGM)		100,000	101,732
Bucks County Industrial Development Authority,
5.000%, 07/01/2025		350,000	358,269
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by AGM)		100,000	100,509
4.000%, 09/01/2024 (Insured by AGM)		140,000	142,717
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by AGM)		130,000	132,112
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by AGM)		165,000	167,484
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by AGM)		170,000	172,432
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by AGM)		175,000	177,101
Carmichaels Area School District:
4.000%, 09/01/2023 (Insured by BAM)		155,000	155,757
4.000%, 09/01/2024 (Insured by BAM)		220,000	223,810
City of Bradford PA,
2.500%, 11/01/2025 (Insured by AGM)		395,000	387,950
City of Erie Higher Education Building Authority:
5.000%, 05/01/2025		160,000	163,332
5.000%, 05/01/2027		225,000	234,326
City of Wilkes-Barre PA,
4.000%, 11/15/2025 (Insured by BAM)		200,000	204,652
City of York PA,
5.000%, 11/15/2025		1,505,000	1,543,964
Coatesville School District:
5.000%, 06/30/2023 (Insured by ST AID)		1,250,000	1,251,467
5.000%, 08/01/2023 (Insured by AGM)		150,000	151,100
Commonwealth Financing Authority,
5.000%, 06/01/2023		225,000	225,753
County of Allegheny PA,
3.775%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 05/01/2023)(Insured by AGM) (2)		1,985,000	1,979,978
County of McKean PA,
4.000%, 11/01/2023 (Insured by BAM)		395,000	397,497
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)		190,000	197,766
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)		445,000	463,189
5.000%, 01/01/2029 (Callable 01/01/2025)		490,000	494,762
Delaware Valley Regional Finance Authority:
4.008%, 09/01/2048 (1 Month LIBOR USD + 0.760%)(Callable 09/01/2023)(Mandatory Tender Date 09/01/2024) (2)		2,000,000	2,002,368
4.128%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)		2,000,000	1,999,383
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2029 (Pre-refunded to 07/01/2024)		1,730,000	1,777,474
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)		430,000	439,887
Indiana County Municipal Services Authority:
5.000%, 10/01/2025 (Insured by BAM)		285,000	296,871
5.000%, 10/01/2026 (Insured by BAM)		300,000	317,772
5.000%, 10/01/2027 (Insured by BAM)		310,000	333,008
5.000%, 10/01/2028 (Insured by BAM)		325,000	353,413
Lancaster City Parking Authority,
3.000%, 12/01/2027 (Insured by BAM)		645,000	645,783
Latrobe Industrial Development Authority:
5.000%, 03/01/2027		395,000	409,369
5.000%, 03/01/2028		215,000	224,244
5.000%, 03/01/2029		150,000	157,296
5.000%, 03/01/2030		125,000	131,127
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)		1,260,000	1,264,701
Montgomery County Higher Education & Health Authority,
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (5)		1,270,000	1,267,785
Montgomery County Industrial Development Authority:
4.000%, 12/01/2023		125,000	125,301
4.000%, 12/01/2024		200,000	201,362
4.000%, 12/01/2025		240,000	243,260
4.100%, 04/01/2053 (Mandatory Tender Date 04/03/2028) (1)(6)		3,400,000	3,449,119
North Penn Water Authority:
3.500%, 11/01/2023 (SIFMA Municipal Swap Index + 0.460%) (2)		205,000	204,984
4.530%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%)(Callable 11/01/2023) (2)		845,000	844,742
Northampton County General Purpose Authority,
4.433%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 04/21/2023)(Mandatory Tender Date 08/15/2024) (2)		75,000	75,056
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)		355,000	364,050
Palmyra Area School District:
5.000%, 06/01/2029 (Callable 06/01/2025)(Insured by ST AID)		1,045,000	1,090,554
5.000%, 06/01/2030 (Callable 06/01/2025)(Insured by ST AID)		400,000	417,266
Pennsylvania Economic Development Financing Authority:
5.000%, 12/31/2029		3,000,000	3,258,855
5.000%, 12/31/2029 (Callable 06/30/2026)		2,655,000	2,739,512
5.000%, 06/30/2030		1,500,000	1,635,435
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025		575,000	598,387
5.000%, 05/01/2026		595,000	632,174
Pennsylvania Housing Finance Agency:
4.000%, 10/01/2046 (Callable 04/01/2026)		685,000	686,301
3.000%, 10/01/2049 (Callable 10/01/2029)		4,655,000	4,574,539
4.000%, 10/01/2049 (Callable 10/01/2028)		4,420,000	4,429,269
3.000%, 10/01/2052 (Callable 10/01/2031)		1,300,000	1,258,675
4.250%, 10/01/2052 (Callable 04/01/2032)		1,140,000	1,169,774
Pennsylvania Turnpike Commission:
0.000%, 12/01/2023		85,000	83,329
4.670%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 05/01/2023) (2)		2,150,000	2,150,525
5.000%, 12/01/2028 (5)		450,000	487,639
Pittsburgh Water & Sewer Authority,
4.620%, 09/01/2040 (1 Month LIBOR USD + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)		11,025,000	11,028,424
Public Parking Authority Of Pittsburgh,
5.000%, 12/01/2026 (Callable 06/01/2025)		470,000	493,208
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)		160,000	160,000
4.000%, 04/01/2023 (Insured by BAM)		565,000	565,000
5.000%, 04/01/2023 (Insured by BAM)		750,000	750,000
4.000%, 04/01/2024 (Insured by BAM)		615,000	621,329
0.000%, 01/15/2026 (Insured by NATL)		670,000	608,888
Sayre Area School District,
3.000%, 05/15/2024 (Insured by BAM)		25,000	25,009
Sayre Health Care Facilities Authority,
4.105%, 12/01/2024 (3 Month LIBOR USD + 0.780%)(Callable 05/01/2023) (2)		125,000	125,197
School District of Philadelphia:
5.000%, 06/01/2024 (Insured by AGM)		560,000	572,667
5.000%, 09/01/2026 (Insured by ST AID)		1,000,000	1,071,449
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)		100,000	101,831
School District of the City of Erie:
5.000%, 04/01/2023 (Insured by AGM)		265,000	265,000
5.000%, 04/01/2024 (Insured by AGM)		230,000	234,621
5.000%, 04/01/2024 (Insured by AGM)		250,000	255,023
Scranton-Lackawanna Health and Welfare Authority:
5.000%, 11/01/2023		35,000	35,459
5.000%, 11/01/2025		40,000	41,995
State Public School Building Authority,
0.000%, 05/15/2028 (Insured by NATL)		2,075,000	1,755,863
Steel Valley School District:
4.000%, 11/01/2024 (Insured by BAM)		260,000	265,094
4.000%, 11/01/2024 (Insured by BAM)		50,000	50,980
4.000%, 11/01/2025 (Insured by BAM)		270,000	277,836
4.000%, 11/01/2025 (Insured by BAM)		50,000	51,451
4.000%, 11/01/2026 (Insured by BAM)		280,000	291,257
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)		210,000	212,284
University of Pittsburgh-of the Commonwealth System of Higher Education,
4.330%, 02/15/2024 (SIFMA Municipal Swap Index + 0.360%)(Callable 08/15/2023) (2)		2,500,000	2,500,178
Westmoreland County Industrial Development Authority:
4.000%, 07/01/2023		375,000	375,344
4.000%, 07/01/2024		450,000	452,127
4.000%, 07/01/2025		550,000	552,710
4.000%, 07/01/2026		725,000	731,892
5.000%, 07/01/2029		1,450,000	1,547,456
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)(Insured by FGIC)		220,000	217,695
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024		40,000	41,209
Total Pennsylvania (Cost $80,011,974)			79,011,810	4.7%

Puerto Rico
Commonwealth of Puerto Rico:
5.250%, 07/01/2023		2,984,925	2,989,189
0.000%, 07/01/2024		5,104,303	4,804,202
5.375%, 07/01/2025		1,806,000	1,833,815
Puerto Rico Housing Finance Authority,
5.000%, 03/01/2027 (Mandatory Tender Date 03/01/2026)(Insured by HUD) (1)		4,250,000	4,493,553
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)		710,000	717,997
6.000%, 08/01/2026 (ETM)(Insured by AGC)		545,000	604,905
6.000%, 08/01/2026 (ETM)(Insured by AGC)		3,535,000	3,911,645
Total Puerto Rico (Cost $19,441,987)			19,355,306	1.2%

Rhode Island
Providence Public Building Authority,
5.000%, 09/15/2028 (Insured by AGM)		2,425,000	2,679,949
Rhode Island Housing & Mortgage Finance Corp.,
3.750%, 10/01/2049 (Callable 04/01/2029)(Insured by GNMA)		1,530,000	1,530,130
Tobacco Settlement Financing Corp.,
5.000%, 06/01/2027 (Callable 06/01/2025)		1,075,000	1,100,730
Total Rhode Island (Cost $5,385,674)			5,310,809	0.3%

South Carolina
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)		320,000	321,122
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)		1,125,000	1,209,532
Piedmont Municipal Power Agency:
5.375%, 01/01/2025 (ETM)(Insured by NATL)		215,000	224,266
5.000%, 01/01/2030 (Callable 01/01/2027)		4,190,000	4,497,915
South Carolina Jobs-Economic Development Authority,
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)		110,000	110,931
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)		75,000	75,191
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by FHA)		310,000	310,886
4.500%, 07/01/2048 (Callable 07/01/2027)		280,000	283,654
4.000%, 01/01/2050 (Callable 07/01/2028)		1,715,000	1,732,628
4.000%, 07/01/2050 (Callable 07/01/2029)		1,640,000	1,655,812
3.000%, 01/01/2052 (Callable 07/01/2030)		9,675,000	9,460,801
Spartanburg Housing Authority,
2.000%, 03/01/2026 (Mandatory Tender Date 03/01/2025) (1)		2,671,000	2,612,792
University of South Carolina,
5.000%, 05/01/2027		785,000	858,355
Total South Carolina (Cost $24,212,703)			23,353,885	1.4%

South Dakota
City of Rapid City SD,
5.000%, 12/01/2025		310,000	318,758
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2025		100,000	98,876
3.000%, 09/01/2027		105,000	102,729
3.000%, 09/01/2028		200,000	193,766
South Dakota Housing Development Authority:
3.000%, 11/01/2051 (Callable 05/01/2030)(Insured by GNMA)		1,485,000	1,455,472
5.000%, 05/01/2053 (Callable 11/01/2031)		2,975,000	3,140,481
Total South Dakota (Cost $5,515,907)			5,310,082	0.3%

Tennessee
City of Jackson TN:
5.000%, 04/01/2024 (ETM)		10,000	10,218
5.000%, 04/01/2024		335,000	341,401
5.000%, 04/01/2027 (Pre-refunded to 04/01/2025)		20,000	20,903
5.000%, 04/01/2027 (Callable 04/01/2025)		645,000	667,216
City of Manchester TN,
2.000%, 08/01/2028		1,820,000	1,752,745
City of Memphis TN:
5.000%, 12/01/2029 (Callable 12/01/2026)		2,165,000	2,344,382
5.000%, 12/01/2029 (Callable 12/01/2026)		2,185,000	2,381,996
City of Morristown TN,
2.000%, 03/01/2029		1,905,000	1,818,007
City of Sevierville TN,
5.000%, 06/01/2027		2,845,000	3,139,784
Cleveland Housing Authority,
4.000%, 08/01/2026 (Mandatory Tender Date 08/01/2025) (1)(3)		2,880,000	2,856,584
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023		346,000	346,000
Nashville & Davidson County Metropolitan Government,
4.000%, 10/01/2028		125,000	123,069
Tennergy Corp.:
5.250%, 12/01/2024		575,000	587,772
5.250%, 12/01/2025		560,000	579,180
5.250%, 12/01/2026		700,000	731,748
5.500%, 12/01/2027		770,000	818,960
5.500%, 12/01/2028		1,000,000	1,070,143
5.500%, 12/01/2029		2,230,000	2,388,765
5.500%, 10/01/2053 (Callable 09/01/2030)(Mandatory Tender Date 12/01/2030) (1)		1,000,000	1,061,622
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026		6,705,000	7,025,338
Tennessee Housing Development Agency:
3.050%, 07/01/2029 (Callable 07/01/2024)		100,000	97,522
3.600%, 01/01/2031 (Callable 04/21/2023)		1,020,000	1,020,229
3.850%, 07/01/2032 (Callable 01/01/2025)		685,000	679,949
4.000%, 07/01/2039 (Callable 01/01/2024)		210,000	210,243
4.000%, 01/01/2043 (Callable 07/01/2027)		430,000	431,536
4.000%, 01/01/2046 (Callable 01/01/2025)		5,000	5,010
3.750%, 01/01/2050 (Callable 01/01/2029)		1,850,000	1,853,726
3.000%, 01/01/2051 (Callable 01/01/2030)		845,000	828,607
5.000%, 01/01/2053 (Callable 07/01/2031)		1,750,000	1,836,090
Total Tennessee (Cost $37,876,456)			37,028,745	2.2%

Texas
Abilene Convention Center Hotel Development Corp.:
2.500%, 10/01/2031		2,000,000	1,690,262
3.750%, 10/01/2031 (3)		1,120,000	1,002,785
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2024 (PSF Guaranteed)		505,000	521,046
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)		535,000	550,878
5.000%, 08/15/2025 (PSF Guaranteed)		550,000	578,807
5.000%, 08/15/2025 (PSF Guaranteed)		75,000	78,928
5.000%, 12/01/2025 (PSF Guaranteed)		555,000	587,962
4.000%, 08/15/2026 (PSF Guaranteed)		345,000	357,554
4.000%, 08/15/2026 (PSF Guaranteed)		200,000	207,668
5.000%, 08/15/2026 (PSF Guaranteed)		450,000	484,872
4.000%, 08/15/2027 (PSF Guaranteed)		360,000	374,794
5.000%, 08/15/2027 (PSF Guaranteed)		500,000	550,393
4.000%, 08/15/2028 (PSF Guaranteed)		370,000	388,180
4.000%, 08/15/2028 (PSF Guaranteed)		385,000	403,917
Arlington Housing Finance Corp.:
4.500%, 04/01/2041 (Callable 04/01/2026)(Mandatory Tender Date 04/01/2027) (1)		4,000,000	4,140,174
3.500%, 11/01/2043 (Callable 05/01/2025)(Mandatory Tender Date 11/01/2025) (1)		6,500,000	6,540,971
Bandera Independent School District:
5.000%, 02/15/2024		85,000	86,583
5.000%, 02/15/2024		375,000	382,693
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by AGM)		175,000	175,850
Bryan Independent School District,
4.000%, 02/15/2029 (PSF Guaranteed)		1,435,000	1,546,533
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)		785,000	831,031
Caney Creek Municipal Utility District,
5.000%, 03/01/2025		405,000	418,871
Central Texas Regional Mobility Authority,
5.000%, 01/01/2025 (Callable 07/01/2024)		5,440,000	5,559,842
Central Texas Turnpike System:
5.000%, 08/15/2023		205,000	206,663
0.000%, 08/15/2026 (Insured by BHAC)		1,110,000	1,011,583
5.000%, 08/15/2027 (Callable 08/15/2024)		545,000	554,501
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)		70,000	71,767
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)		690,000	695,434
City of Dallas Housing Finance Corp.,
3.500%, 02/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 02/01/2026) (1)		1,900,000	1,902,192
City of Dallas TX:
5.000%, 02/15/2027 (Callable 02/15/2024)		630,000	642,018
4.000%, 08/15/2030 (Callable 08/15/2026)		1,000,000	1,018,878
City of Denton TX:
5.000%, 12/01/2033 (Callable 12/01/2026)		900,000	961,455
5.000%, 12/01/2034 (Callable 12/01/2026)		195,000	207,608
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)		155,000	155,538
4.000%, 07/15/2023 (Insured by BAM)		50,000	50,173
City of Hearne TX:
3.000%, 08/01/2023 (Insured by BAM)		230,000	230,152
3.000%, 08/01/2024 (Insured by BAM)		240,000	240,630
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)		635,000	652,748
0.000%, 12/01/2025 (ETM)(Insured by AGM)		500,000	466,947
5.000%, 09/01/2029 (Callable 09/01/2024)		1,500,000	1,535,460
City of Temple TX,
5.000%, 08/01/2028 (Insured by BAM)		150,000	167,232
City of Wilmer TX,
5.000%, 09/01/2026 (Insured by BAM)		410,000	439,294
Clear Creek Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)		115,000	117,270
Clifton Higher Education Finance Corp.:
6.000%, 03/01/2029 (Callable 03/01/2024) (5)		1,500,000	1,511,956
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)		725,000	747,182
Collin County Water Control & Improvement District No. 3:
2.000%, 09/15/2023 (Insured by BAM)		335,000	332,790
2.000%, 09/15/2024 (Insured by BAM)		350,000	343,121
Comal County Water Control & Improvement District No. 6:
4.000%, 03/01/2025 (Insured by BAM)		510,000	517,541
4.000%, 03/01/2026 (Insured by BAM)		535,000	547,895
4.000%, 03/01/2027 (Insured by BAM)		555,000	573,907
4.000%, 03/01/2028 (Insured by BAM)		580,000	604,808
Cotulla Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)		1,250,000	1,400,414
County of Archer TX,
4.000%, 02/15/2024		350,000	354,031
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)		855,000	916,809
County of Fort Bend TX,
2.000%, 03/01/2027 (Insured by BAM)		745,000	711,467
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)		240,000	248,676
County of Montgomery TX,
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)		435,000	404,136
County of Wise TX:
5.000%, 08/15/2025		500,000	515,935
5.000%, 08/15/2026		850,000	885,432
Cypress-Fairbanks Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)		1,000,000	1,124,737
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025		4,450,000	4,180,273
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026		290,000	308,540
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)		1,135,000	1,260,362
Denton County Housing Finance Corp.,
5.000%, 02/01/2026 (Mandatory Tender Date 02/01/2025) (1)		1,750,000	1,802,381
Denton Independent School District:
2.000%, 08/01/2044 (Pre-refunded to 08/01/2024)(PSF Guaranteed) (1)		1,450,000	1,436,199
2.000%, 08/01/2044 (1)		240,000	237,716
2.000%, 08/01/2044 (1)		1,235,000	1,215,505
Eanes Independent School District,
5.000%, 08/01/2028 (PSF Guaranteed)		1,060,000	1,198,067
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)		225,000	234,591
Fort Bend County Municipal Utility District No. 116,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by BAM)		325,000	329,848
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)		320,000	327,839
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2023 (Insured by BAM)		190,000	190,928
4.000%, 09/01/2024 (Insured by BAM)		200,000	203,436
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)		500,000	508,312
Fort Bend County Municipal Utility District No. 58,
3.500%, 04/01/2024 (Insured by AGM)		125,000	125,631
Fort Bend County Municipal Utility District No. 81,
3.000%, 09/01/2023 (Callable 05/01/2023)(Insured by AGM)		220,000	220,055
Harris County Cultural Education Facilities Finance Corp.,
5.000%, 07/01/2049 (Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (1)		655,000	705,795
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)		905,000	971,904
5.750%, 07/01/2027 (ETM)(Insured by AMBAC)		3,895,000	4,189,764
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 05/01/2023)(Insured by AGM)		350,000	350,115
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 05/01/2023)(Insured by BAM)		100,000	100,088
Harris County Municipal Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)		445,000	446,296
Harris County Municipal Utility District No. 284,
4.000%, 09/01/2023 (Insured by AGM)		370,000	371,280
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)		225,000	225,527
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)		100,000	100,054
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)		8,000,000	8,055,230
Houston Independent School District,
3.500%, 06/01/2039 (Mandatory Tender Date 06/01/2025)(PSF Guaranteed) (1)		4,575,000	4,609,936
Hunt Memorial Hospital District:
5.000%, 02/15/2024		200,000	202,814
5.000%, 02/15/2027		1,500,000	1,605,439
5.000%, 02/15/2028		1,000,000	1,087,692
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)		120,000	123,927
Katy Development Authority:
4.000%, 06/01/2025 (Insured by BAM)		500,000	514,033
4.000%, 06/01/2026 (Insured by BAM)		600,000	625,798
4.000%, 06/01/2027 (Insured by BAM)		415,000	438,980
3.000%, 06/01/2028 (Callable 06/01/2027)(Insured by BAM)		375,000	377,190
3.000%, 06/01/2029 (Callable 06/01/2027)(Insured by BAM)		450,000	452,558
Klein Independent School District:
5.000%, 08/01/2027 (PSF Guaranteed)		1,230,000	1,362,987
5.000%, 08/01/2028 (PSF Guaranteed)		750,000	848,090
Leander Independent School District:
0.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		50,000	31,296
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		485,000	286,081
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		230,000	132,633
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		35,000	19,182
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		225,000	117,454
0.000%, 08/15/2038 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		255,000	125,787
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		175,000	82,124
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		50,000	21,954
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		100,000	41,545
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		175,000	78,045
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		1,335,000	566,895
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		8,465,000	3,589,753
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		435,000	170,644
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		410,000	165,077
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		625,000	251,980
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		40,000	15,339
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		1,010,000	314,408
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		1,440,000	421,215
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		375,000	102,993
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)		165,000	174,946
Manor Independent School District:
5.000%, 08/01/2026 (PSF Guaranteed)		100,000	108,355
5.000%, 08/01/2027 (PSF Guaranteed)		1,015,000	1,124,741
Matagorda County Navigation District No. 1,
4.000%, 06/01/2030 (Callable 06/03/2023)		5,000,000	4,945,069
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)		670,000	664,500
Montgomery County Municipal Utility District No. 112,
3.000%, 10/01/2024 (Insured by BAM)		215,000	215,692
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)		115,000	115,098
New Caney Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)		100,000	104,449
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 06/15/2024		50,000	50,536
5.000%, 11/01/2025 (Callable 11/01/2024)		1,050,000	1,057,517
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)		260,000	262,166
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)		705,000	724,529
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)		345,000	362,097
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)		725,000	716,161
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)		470,000	449,315
Northwest Harris County Municipal Utility District No. 19:
2.000%, 10/01/2023 (Insured by AGM)		105,000	104,520
3.000%, 10/01/2024 (Insured by AGM)		110,000	110,691
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)		135,000	137,606
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2023 (Insured by AGM)		130,000	130,592
4.000%, 08/15/2024 (Insured by AGM)		180,000	183,009
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)		110,000	112,209
San Antonio Independent School District:
5.000%, 08/15/2027 (PSF Guaranteed)		1,500,000	1,666,250
5.000%, 08/15/2028 (PSF Guaranteed)		750,000	851,613
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)		100,000	101,948
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)		105,000	105,306
Sienna Municipal Utility District No. 4:
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by AGM)		500,000	468,721
2.000%, 09/01/2028 (Callable 09/01/2025)(Insured by AGM)		315,000	292,622
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)		370,000	371,732
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)		100,000	100,567
Spring Creek Utility District of Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)		150,000	149,637
3.000%, 10/01/2023 (Insured by AGM)		145,000	145,119
State of Texas:
4.000%, 08/01/2028 (Callable 08/01/2025)		2,500,000	2,578,371
3.200%, 10/01/2028 (Callable 10/01/2025)		3,000,000	3,021,558
Sugar Land Development Corp.,
4.000%, 02/15/2025 (Insured by AGM)		235,000	240,696
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2023		310,000	312,017
5.000%, 11/15/2024		275,000	279,437
2.250%, 11/15/2025		225,000	215,282
5.000%, 11/15/2029 (Callable 11/15/2027)		1,065,000	1,099,963
Texas Department of Housing & Community Affairs:
4.000%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		1,175,000	1,182,570
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)		480,000	489,605
5.500%, 09/01/2052 (Callable 03/01/2032)(Insured by GNMA)		2,975,000	3,211,639
Texas Municipal Gas Acquisition & Supply Corp. I:
4.710%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 04/03/2023) (2)		8,300,000	8,184,160
5.250%, 12/15/2026		835,000	877,110
6.250%, 12/15/2026		2,095,000	2,204,450
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)		18,865,000	18,761,256
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2023		1,000,000	1,005,515
5.000%, 12/15/2025		3,100,000	3,153,496
5.000%, 12/15/2027		6,250,000	6,458,424
5.000%, 12/15/2028		1,500,000	1,558,846
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)		975,000	1,018,962
Texas State Affordable Housing Corp.:
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)		310,000	312,963
5.500%, 09/01/2053 (Callable 03/01/2033)(Insured by GNMA)		3,000,000	3,239,152
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2023		470,000	468,578
4.000%, 08/15/2024		185,000	182,892
3.250%, 08/15/2026 (Callable 08/15/2024)		195,000	184,719
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)		275,000	277,984
Travis County Housing Finance Corp.,
4.125%, 06/01/2045 (Callable 12/01/2025)(Mandatory Tender Date 06/01/2027) (1)		4,250,000	4,312,596
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)		50,000	51,104
4.000%, 12/01/2024 (Insured by BAM)		425,000	433,024
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)		440,000	447,927
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)		340,000	342,619
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)		460,000	468,824
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)		475,000	484,356
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)		495,000	504,833
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)		455,000	464,039
4.000%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)		685,000	697,570
West Harris County Municipal Utility District No. 17,
3.000%, 09/01/2023 (Insured by AGM)		360,000	360,162
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)		45,000	44,871
3.500%, 09/01/2023 (Insured by AGM)		125,000	125,308
Total Texas (Cost $186,992,461)			183,972,750	11.0%

Utah
City of Salt Lake City UT,
4.000%, 10/01/2027 (Callable 10/01/2025)		1,220,000	1,263,272
County of Utah UT,
5.000%, 05/15/2060 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)		400,000	411,378
Duchesne County School District,
5.000%, 06/01/2025		200,000	207,951
Utah Charter School Finance Authority:
5.000%, 04/15/2023 (Insured by UT CSCE)		160,000	160,104
4.000%, 04/15/2024 (Insured by UT CSCE)		100,000	100,829
5.000%, 04/15/2024 (Insured by UT CSCE)		240,000	244,404
5.000%, 10/15/2024 (Insured by UT CSCE)		355,000	365,412
5.000%, 04/15/2025 (Insured by UT CSCE)		135,000	139,712
5.000%, 04/15/2026 (Insured by UT CSCE)		150,000	157,675
3.625%, 06/15/2029 (Callable 06/15/2027) (3)		375,000	343,095
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)		35,000	35,075
Utah Infrastructure Agency:
4.000%, 10/15/2023		180,000	181,242
4.000%, 10/15/2024		190,000	193,037
4.000%, 10/15/2025		100,000	102,805
Total Utah (Cost $3,992,265)			3,905,991	0.2%

Vermont
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2033 (Callable 06/01/2026)		2,445,000	2,579,605
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)		35,000	35,133
4.000%, 11/01/2048 (Callable 05/01/2027)		835,000	837,707
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)		1,960,000	1,981,011
3.750%, 11/01/2050 (Callable 05/01/2029)(Insured by GNMA)		1,275,000	1,275,644
Vermont Student Assistance Corp.:
5.000%, 06/15/2024		850,000	865,701
5.000%, 06/15/2025		825,000	854,572
Total Vermont (Cost $8,826,599)			8,429,373	0.5%

Virginia
Alexandria Industrial Development Authority,
5.000%, 10/01/2050 (Pre-refunded to 10/01/2025)		2,275,000	2,412,906
Portsmouth Redevelopment & Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		3,591,000	3,585,082
Virginia Public Building Authority:
5.000%, 08/01/2029		2,400,000	2,780,579
5.000%, 08/01/2029 (Callable 08/01/2026)		3,500,000	3,731,018
Virginia Small Business Financing Authority,
5.250%, 10/01/2029 (Callable 10/01/2024)		1,005,000	1,033,766
Total Virginia (Cost $13,294,927)			13,543,351	0.8%

Washington
Central Puget Sound Regional Transit Authority:
4.750%, 02/01/2028 (Callable 05/01/2023)(Insured by NATL)		135,000	139,152
4.170%, 11/01/2045 (SIFMA Municipal Swap Index + 0.200%)(Callable 11/01/2025)(Mandatory Tender Date 11/01/2026) (2)		9,000,000	8,778,792
4.420%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%)(Callable 04/17/2023)(Mandatory Tender Date 11/01/2023) (2)		100,000	100,008
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)		260,000	260,240
4.000%, 05/01/2026 (Callable 05/01/2023)		410,000	410,365
5.000%, 05/01/2026 (Insured by BAM)		410,000	437,861
City of Seattle WA,
4.220%, 05/01/2045 (SIFMA Municipal Swap Index + 0.250%)(Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (2)		8,610,000	8,451,974
County of King WA,
0.875%, 01/01/2042 (Callable 04/01/2025)(Mandatory Tender Date 01/01/2026) (1)		450,000	417,630
King County Public Hospital District No. 1:
5.000%, 12/01/2031 (Callable 12/01/2026)		1,000,000	1,066,411
5.000%, 12/01/2036 (Callable 12/01/2026)		1,250,000	1,313,105
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2024		1,020,000	1,030,299
5.000%, 01/01/2024		700,000	707,017
5.000%, 01/01/2025		445,000	455,837
5.000%, 01/01/2025		735,000	752,775
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 05/01/2023)(Insured by SCH BD GTY)		675,000	675,334
Seattle Housing Authority:
1.250%, 06/01/2024 (Callable 12/01/2023)		2,000,000	1,956,815
4.000%, 09/01/2025 (Callable 03/01/2025)		7,700,000	7,840,229
1.000%, 06/01/2026 (Callable 06/01/2023)		2,000,000	1,848,392
Spokane Public Facilities District,
5.000%, 12/01/2028 (Pre-refunded to 06/01/2023)		550,000	551,999
State of Washington,
5.000%, 07/01/2024 (Callable 05/01/2023)(Insured by ST AID)		20,000	20,035
Tacoma Metropolitan Park District:
3.000%, 12/01/2023		115,000	114,066
5.000%, 12/01/2024		390,000	397,364
4.000%, 12/01/2026		175,000	176,180
4.000%, 12/01/2027 (Callable 12/01/2026)		4,630,000	4,664,200
4.000%, 12/01/2027		2,480,000	2,503,279
Washington Health Care Facilities Authority,
5.000%, 10/01/2026		1,520,000	1,618,326
Total Washington (Cost $47,761,408)			46,687,685	2.8%

Wisconsin
Baldwin-Woodville Area School District,
2.000%, 04/01/2023		110,000	110,000
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)		150,000	150,127
City of Menomonie WI,
3.000%, 12/01/2024		415,000	415,918
City of Milwaukee WI:
5.000%, 04/01/2024		2,000,000	2,036,642
4.000%, 06/01/2027 (Callable 06/01/2026)		950,000	980,833
3.000%, 06/01/2030 (Callable 06/01/2026)		455,000	443,326
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)		125,000	125,117
City of Plymouth WI,
2.000%, 05/01/2023		825,000	824,242
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)		200,000	201,890
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)		2,500,000	2,585,363
Oshkosh Area School District,
2.625%, 03/01/2027 (Callable 05/01/2023)(Insured by BAM)		14,000,000	13,734,269
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 05/01/2023)		700,000	686,913
3.000%, 03/01/2025 (Callable 05/01/2023)		175,000	168,590
Public Finance Authority:
5.000%, 06/15/2023		395,000	395,781
5.000%, 10/01/2023 (3)		2,000,000	2,004,310
5.000%, 10/01/2024 (3)		1,605,000	1,613,228
5.000%, 04/01/2025		870,000	868,367
5.000%, 07/01/2025		265,000	271,604
3.000%, 03/01/2026 (Callable 05/01/2023) (3)		2,250,000	2,116,756
5.000%, 07/01/2026		465,000	483,357
5.000%, 07/01/2028		1,245,000	1,316,466
5.000%, 07/01/2029		1,365,000	1,451,281
5.000%, 10/01/2029 (3)		2,850,000	2,851,550
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2024 (ETM)(Insured by NATL)		95,000	90,756
State of Wisconsin,
5.000%, 05/01/2026 (Callable 05/01/2023)		60,000	60,108
Town of Delavan WI,
4.500%, 03/01/2024		130,000	132,166
Town of St. Joseph WI,
3.000%, 12/01/2023 (Insured by AGM)		450,000	450,632
Village of DeForest WI,
3.375%, 05/01/2023		100,000	100,051
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 05/01/2023)		225,000	225,028
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)		10,000	10,103
5.250%, 12/15/2023 (Insured by AGM)		10,000	10,148
0.000%, 12/15/2024 (Insured by NATL)		115,000	108,828
5.000%, 12/15/2025		245,000	260,984
5.250%, 12/15/2027 (ETM)(Insured by AGM)		50,000	54,073
5.250%, 12/15/2027 (Insured by AGM)		1,295,000	1,406,167
0.000%, 12/15/2028 (Insured by AGM)		315,000	262,927
Wisconsin Health & Educational Facilities Authority:
5.000%, 06/01/2023 (Callable 05/01/2023)		415,000	415,811
4.000%, 09/15/2024 (Pre-refunded to 09/15/2023)		360,000	361,978
5.000%, 07/01/2025 (Callable 07/01/2024)		660,000	676,050
2.750%, 08/15/2025 (Callable 08/15/2024)		1,440,000	1,433,553
4.000%, 09/15/2025 (Pre-refunded to 09/15/2023)		375,000	377,061
4.000%, 09/15/2025		765,000	754,821
5.000%, 11/01/2025		245,000	239,393
5.000%, 02/15/2026		1,105,000	1,157,885
5.000%, 10/01/2026		2,000,000	2,159,683
5.000%, 11/01/2026		710,000	686,981
4.000%, 09/15/2027		830,000	805,936
5.000%, 11/01/2029 (Callable 11/01/2026)		815,000	768,679
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)		220,000	222,086
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)		575,000	593,954
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)		5,200,000	5,452,170
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)		2,050,000	2,091,042
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)		135,000	134,178
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)		295,000	295,716
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)		555,000	563,287
Total Wisconsin (Cost $58,870,443)			58,198,165	3.5%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board:
5.000%, 06/15/2023		675,000	676,886
5.000%, 06/15/2024		735,000	747,173
5.000%, 06/15/2025		950,000	976,186
5.000%, 06/15/2026		340,000	351,431
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)		430,000	430,414
3.750%, 12/01/2049 (Callable 12/01/2028)		1,180,000	1,178,016
Total Wyoming (Cost $4,506,995)			4,360,106	0.3%
Total Municipal Bonds (Cost $1,658,235,595)			1,626,471,384	97.2%
Total Long-Term Investments (Cost $1,672,829,999)			1,641,059,469	98.1%

SHORT-TERM INVESTMENT		Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.06% (4)		1,943,393	1,943,393
Total Short-Term Investment (Cost $1,943,393)			1,943,393	0.1%
Total Investments (Cost $1,674,773,392)			1,643,002,862	98.2%
Other Assets in Excess of Liabilities			30,053,432	1.8%
TOTAL NET ASSETS			$1,673,056,294	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MT BRD	Montana Board of Investments
NATL	National Public Finance Guarantee Corp.
OK CERF	Oklahoma Credit Enhancement Reserve Fund
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID	State Aid Intercept/Withholding
USDA	USDA OneRD Guarantee
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2023.
(2)		Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $80,094,655, which represented 4.79% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$–	$14,588,085	$–	$14,588,085
Municipal Bonds	–	1,626,471,384	–	1,626,471,384
Total Long-Term Investments	–	1,641,059,469	–	1,641,059,469
Short-Term Investment
Money Market Mutual Fund	1,943,393	–	–	1,943,393
Total Short-Term Investment	1,943,393	–	–	1,943,393
Total Investments	$1,943,393	$1,641,059,469	$–	$1,643,002,862

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.